   As filed with the Securites and Exchange Commission on February 28, 1997


                                                       Registration No. 33-46217

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 6


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO. 7


                              FNAL VARIABLE ACCOUNT
                           (Exact name of Registrant)

                   FIRST NORTH AMERICAN LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                      International Corporate Center at Rye
                            555 Theodore Fremd Avenue
                               Rye, New York 10580
              (Address of Depositor's Principal Executive Offices)

                                 (914) 921-1020
               (Depositor's Telephone Number Including Area Code)



              Joseph Scott

                President                                Copy to:
        First North American Life                  J. Sumner Jones, Esq.
            Assurance Company                     Jones & Blouch, L.L.P.
     International Corporate Center          1025 Thomas Jefferson Street N.W.
                 at Rye                               Suite 405 West
        555 Theodore Fremd Avenue               Washington, D.C. 20007-0805
           Rye, New York 10580
 (Name and Address of Agent for Service)


Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The notice required pursuant to Rule 24f-2 for the year ended December 31, 1996 was filed on February 27, 1997.


                             -----------------------

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) ___

on [date] pursuant to paragraph (b)

___ 60 days after filing pursuant to paragraph (a)
___ 75 days after filing pursuant to paragraph (a)

 X  on May 1, 1997  pursuant to paragraph (a) of Rule 485
---

                              FNAL VARIABLE ACCOUNT

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item                           Caption in Prospectus
Part A                             ---------------------
------
1..................................Cover Page
2..................................Special Terms
3..................................Summary
4..................................Performance Data;
                                   Financial Statements
5..................................General Information about
                                   First North American Life
                                   Assurance Company, FNAL
                                   Variable Account and NASL
                                   Series Trust
6..................................Charges and Deductions;
                                   Withdrawal Charge;
                                   Administration Fees;
                                    Mortality and Expense Risk
                                    Charge; Taxes; Appendix A;
                                    Appendix B

7..................................Accumulation Provisions;
                                   Company Approval;
                                   Purchase Payments;
                                   Accumulation Units;
                                   Net Investment Factor;
                                   Transfers Among
                                   Investment Options;
                                   Special Transfer Services -
                                   Dollar Cost Averaging; Asset Rebalancing
                                    Program;
                                   Withdrawals;
                                   Special Withdrawal Services -
                                   Systematic Withdrawal Plan;
                                   Contract Owner Inquiries;
                                   Other Contract Provisions;
                                   Ownership; Beneficiary;
                                   Modification;

8..................................Annuity Provisions; General;
                                   Annuity Options; Determination
                                    of Amount of the First
                                   Variable Annuity Payment;
                                   Annuity Units and the Deter-
                                   mination of Subsequent
                                   Variable Annuity Payments;
                                   Transfers After Maturity Date
9..................................Accumulation Provisions;
                                   Death Benefit Before
                                   Maturity Date; Annuity
                                   Provisions; Death Benefit
                                   After Maturity Date
10.................................Accumulation Provisions;

                                   Purchase Payments; Accumula-
                                   tion Units; Value of Accumula-
                                   tion Units; Net Investment
                                   Factor; Distribution of
                                   Contracts
11 ............................... Withdrawals; Accumula-
                                   tion Provisions; Purchase
                                   Payments; Other Contract
                                   Provisions; Ten Day Right to
                                   Review
12.................................Federal Tax Matters; Intro-
                                   duction; The Company's Tax
                                   Status; Taxation of Annuities
                                   in General; Diversification
                                   Requirements; Qualified
                                   Retirement Plans

13.................................Legal Proceedings
14.................................Statement of Additional
                                   Information - Table of Contents


Part B                             Caption in Statement of
------                             Additional Information
                                   ----------------------

15.................................Cover Page
16.................................Table of Contents
17.................................General History and
                                   Information.
18.................................Services-Accountants;
                                   Services-Servicing Agent
19.................................Not Applicable
20.................................Principal Underwriter
21.................................Performance Data
22.................................Not Applicable
23.................................Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

                   FIRST NORTH AMERICAN LIFE ASSURANCE COMPANY
                   Annuity Service Office and Mailing Address
                      International Corporate Center at Rye
                            555 Theodore Fremd Avenue
                               Rye, New York 10580

--------------------------------------------------------------------------------
                              FNAL VARIABLE ACCOUNT
--------------------------------------------------------------------------------

                                       OF

                   FIRST NORTH AMERICAN LIFE ASSURANCE COMPANY

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes a flexible purchase payment individual deferred combination fixed and variable annuity contract (the "contract") issued by First North American Life Assurance Company ("the Company"), a stock life insurance company organized under the laws of the state of New York. The contract is designed for use in connection with retirement plans which may or may not qualify for special federal income tax treatment.


         The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The contract offers thirty seven investment options: thirty four variable and three fixed. The variable portion of the contract value and annuity payments, if selected on a variable basis, will vary according to the investment performance of the sub-accounts of FNAL Variable Account (the "Variable Account"). The Variable Account is a separate account established by the Company. Purchase payments and earnings on those purchase payments may be allocated to and transferred among one or more of thirty four sub-accounts of the Variable Account. The assets of each sub-account are invested in shares of NASL Series Trust (the "Trust"), a mutual fund having an investment portfolio for each sub-account of the Variable Account. (see the accompanying Prospectus of the Trust). Fixed contract values may be accumulated under one, three and six year fixed account investment options. Except as specifically noted herein and as set forth under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

         Additional information about the variable portion of the contract and Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing the Company at the above address or telephoning (914) 921-1020. In addition, the Securities and Exchange Commission ("Commission") maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission. The table of contents for the Statement of Additional Information is included on page 34 of this Prospectus.


         SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT A PROSPECTIVE PURCHASER SHOULD KNOW BEFORE INVESTING.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  The date of this Prospectus is May 1, 1997.


V9.Prosp597

                                TABLE OF CONTENTS


SPECIAL TERMS........................................
SUMMARY .............................................
GENERAL INFORMATION ABOUT FIRST NORTH AMERICAN LIFE
ASSURANCE COMPANY, FNAL VARIABLE ACCOUNT AND NASL
SERIES TRUST.........................................
   First North American Life Assurance Company.......
   FNAL Variable Account.............................
   NASL Series Trust.................................
DESCRIPTION OF THE CONTRACT..........................
   ACCUMULATION PROVISIONS ..........................
        Purchase Payments ...........................
        Accumulation Units ..........................
        Value of Accumulation Units .................
        Net Investment Factor .......................
        Transfers Among Investment Options ..........
        Maximum Number of Investment Options.........
        Special Transfer Services -
           Dollar Cost Averaging.....................
        Asset Rebalancing Program....................
        Withdrawals..................................
        Special Withdrawal Services -
           Systematic Withdrawal Plan................
        Loans........................................
        Death Benefit Before Maturity Date...........
   ANNUITY PROVISIONS ...............................
        General .....................................
        Annuity Options .............................
        Determination of Amount of the First
           Variable Annuity Payment..................
        Annuity Units and the Determination of
        Subsequent Variable Annuity Payments ........
        Transfers After Maturity Date ...............
        Death Benefit on or After Maturity Date......
   OTHER CONTRACT PROVISIONS ........................
        Ten Day Right to Review .....................
        Ownership ...................................
        Beneficiary .................................
        Modification ................................
        Company Approval ............................
        Misstatement and Proof of Age, Sex or
        Survival ....................................
   FIXED ACCOUNT INVESTMENT OPTIONS..................
CHARGES AND DEDUCTIONS ..............................
   Withdrawal Charges................................
   Administration Fees...............................
   Mortality and Expense Risk Charge ................
   Taxes ............................................

FEDERAL TAX MATTERS .................................
   Introduction .....................................
   The Company's Tax Status .........................
   Taxation of Annuities in General .................
        Tax Deferral During Accumulation Period......
        Taxation of Partial and Full Withdrawals.....
        Taxation of Annuity Payments.................
        Taxation of Death Benefit Proceeds...........
        Penalty Tax on Premature Distributions.......
        Aggregation of Contracts.....................
   Qualified Retirement Plans........................
        Qualified Plan Types.........................
        Direct Rollovers.............................
   Federal Income Tax Withholding....................
GENERAL MATTERS......................................
   Performance Data..................................
   Financial Statements..............................
   Asset Allocation and Timing Services..............
   Distribution of Contracts ........................
   Contract Owner Inquiries..........................
   Legal Proceedings ................................
   Other Information ................................
STATEMENT OF ADDITIONAL INFORMATION -
   Table of Contents.................................
APPENDIX A:
   Examples of Calculation of Withdrawal Charge......

                                  SPECIAL TERMS


         The following terms as used in this Prospectus have the indicated meanings:

         Accumulation Unit - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         Annuitant - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "Annuitant," the second person named shall be referred to as "Co-Annuitant." The "Annuitant" is as specified in the application, unless changed. All provisions based on the date of the death of the "Annuitant" will be based on the date of death of the last to survive of the "Annuitant" or "Co-Annuitant." In the event of the death of the "Annuitant" or "Co-Annuitant" who is also a contract owner, a death benefit is payable under the Death of Owner provision. The "Annuitant" and "Co-Annuitant" will be referred to collectively as "Annuitant."

         Annuity Option - The method selected by the contract owner for annuity payments made by the Company.

         Annuity Service Office - The service office of the Company is International Corporate Center at Rye, 555 Theodore Fremd Avenue, Rye, New York 10580.

         Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         Beneficiary - The person, persons or entity entitled to the death benefit under the contract upon the death of the annuitant. The beneficiary is as specified in the application, unless changed. (See also "Successor Owner").

         Contingent Beneficiary - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         Contract Anniversary - The anniversary of the contract date.

         Contract Date - The date of issue of the contract.

         Contract Value - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

         Contract Year - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

         Debt - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

         Due Proof of Death - Due Proof of Death is required upon the death of the Annuitant or the Owner. One of the following must be received at the Annuity Service Office within one year of the date of death:

         (a) A certified copy of a death certificate;
         (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
         (c) Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by the Annuity Service Office.

         Fixed Annuity - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

         General Account - All the assets of the Company other than assets in separate accounts.

         Investment Account - An account established by the Company which represents a contract owner's interest in an investment option prior to the maturity date.

         Investment Account Value - The value of a contract owner's investment in an investment account.

         Investment Options - The investment choices available to contract owners. There are thirty four variable and three fixed investment options under the contract.

         Loan Account - The portion of the general account that is used for collateral when a loan is taken.

         Market Value Charge - A charge that may be assessed if amounts are withdrawn or transferred from the three or six year investment options prior to the end of the interest rate guarantee period.


         Maturity Date - The date on which annuity benefits commence. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the annuitant's 90th birthday.


         Net Purchase Payment - The purchase payment less the amount of premium tax, if any.

         Non-Qualified Contracts - Contracts which are not issued under qualified plans.

         Owner or Contract Owner - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         Portfolio or Trust Portfolio - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

         Purchase Payment - An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

         Qualified Contracts - Contracts issued under qualified plans.

         Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401, 403, or 408 of the Internal Revenue Code of 1986, as amended.

         Separate Account - A segregated account of the Company that is not commingled with the Company's general assets and obligations.

         Sub-Account(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

         Successor Owner - The person, persons or entity to become the owner if the owner dies prior to the Maturity Date. The successor owner is as specified in the application, unless changed. If no Successor Owner is designated or the Successor Owner dies before the Owner, the Owner's estate is the Successor Owner. (See also "Beneficiary").

         Valuation Date - Any date on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.

         Valuation Period - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

         Variable Account - The FNAL Variable Account, which is a separate account of the Company.

         Variable Annuity - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                     SUMMARY


         The Contract. The contract offered by this Prospectus is flexible purchase payment individual deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. Except as specifically noted herein and as set forth under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

         Retirement Plans. The contract may be issued pursuant to either non-qualified retirement plans or plans qualifying for special income tax treatment under the Internal Revenue Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), and tax-sheltered annuities for tax-exempt organizations. (See "QUALIFIED RETIREMENT PLANS".)

         Purchase Payments. A contract may be issued upon the making of an initial purchase payment of as little as $30. A minimum of $300 must be paid during the first contract year. Purchase payments may be made at any time, except that if a purchase payment would cause the contract value to exceed $1,000,000, or the contract value already exceeds $1,000,000, additional purchase payments will be accepted only with the prior approval of the Company. (See "PURCHASE PAYMENTS".)


         Investment Options. Purchase payments may be allocated among the thirty seven investment options currently available under the contract: thirty four variable account investment options and three fixed account investment options. Due to current administrative capabilities, a contract owner is limited to a maximum of 17 investment options (including all fixed account investment options) during the period prior to the maturity date of the contract. The thirty four variable account investment options are the thirty four sub-accounts of the Variable Account, a separate account established by the Company. The sub-accounts invest in corresponding portfolios of the Trust: the Pacific Rim Emerging Markets Trust, Science and Technology Trust, International Small Cap Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust, Small/Mid Cap Trust, International Stock Trust, Worldwide Growth Trust, Global Equity Trust, Growth Trust, Equity Trust, Quantitative Equity Trust, Blue Chip Growth Trust, Real Estate Securities Trust, Value Trust, International Growth and Income Trust, Growth and Income Trust, Equity-Income Trust, Balanced Trust, Aggressive Asset Allocation Trust, High Yield Trust, Moderate Asset Allocation Trust, Conservative Asset Allocation Trust, Strategic Bond Trust, Global Government Bond Trust, Capital Growth Bond Trust, Investment Quality Bond Trust, U.S. Government Securities Trust, Money Market Trust, Lifestyle Aggressive 1000 Trust, Lifestyle Growth 820 Trust, Lifestyle Balanced 640 Trust, Lifestyle Moderate 460 Trust and the Lifestyle Conservative 280 Trust. (see the accompanying Prospectus of the Trust). The portion of the contract value in the Variable Account and monthly annuity payments, if selected on a variable basis, will reflect the investment performance of the sub-accounts selected. (See "FNAL VARIABLE ACCOUNT".) Purchase payments may also be allocated to the three fixed account investment options: one, three and six year guaranteed investment accounts. Under the fixed account investment options, the Company guarantees the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in the fixed account investment options and monthly annuity payments, if selected on a fixed basis, will reflect such interest and principal guarantees. (See "FIXED ACCOUNT INVESTMENT OPTIONS".) Subject to certain regulatory limitations, the Company may elect to add, subtract or substitute investment options.


         Transfers. Prior to the maturity date, amounts may be transferred among the variable account investment options and from the variable account investment options to the fixed account investment options without charge. In addition, amounts may be transferred prior to the maturity date among the fixed account investment options and from the fixed account investment options to the variable account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer. (See "FIXED ACCOUNT INVESTMENT OPTIONS".) After the maturity date, transfers are not permitted from variable annuity options to fixed annuity options or from fixed annuity options to variable annuity options. Transfers from any investment account must be at least $300 or, if less, the entire balance in the investment account. If, after the transfer the amount remaining in the investment account of the contract from which the transfer is made is less than $100, then we will transfer the entire amount instead of the requested amount. The Company may impose certain additional limitations on transfers. (See "TRANSFERS AMONG INVESTMENT OPTIONS" and "TRANSFERS AFTER MATURITY DATE".) Transfer privileges may also be used under a special service offered by the Company to dollar cost average an investment in the contract. (See "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING".)

         Withdrawals. Prior to the earlier of the maturity date or the death of the annuitant, the contract owner may withdraw all or a portion of the contract value. The amount withdrawn from any investment account must be at least $300 or, if less, the entire balance of the investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, the withdrawal request will be treated as a request to withdraw the entire contract value. A withdrawal charge and an administration fee may be imposed. (See "WITHDRAWALS".) A withdrawal may be subject to a penalty tax. (See "FEDERAL TAX MATTERS".) Withdrawal privileges may also be exercised pursuant to the Company's systematic withdrawal plan service. (See "SPECIAL WITHDRAWAL SERVICES - SYSTEMATIC WITHDRAWAL PLAN".)

         Loans. The Company offers a loan privilege to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Owners of such contracts may obtain loans using the contract as the only security for the loan. The effective cost of a contract loan is 2% per year of the amount borrowed. (See "LOANS".)


         Death Benefit Before Maturity Date. Generally, if the annuitant dies before the maturity date, the Company will pay to the beneficiary the minimum death benefit less any debt. During the first contract year, the minimum death benefit is the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. Except as provided below, during any subsequent contract year, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous contract year plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals. In certain other cases, an amount equal to the owner's interest will be distributed when the owner dies before the maturity date. (See "DEATH BENEFIT BEFORE MATURITY DATE".) If the annuitant dies after the maturity date and annuity payments have been selected based on an annuity option providing for payments for a guaranteed period, the Company will make the remaining guaranteed payments to the beneficiary. (See "DEATH BENEFIT ON OR AFTER MATURITY DATE".)


         Annuity Payments. The Company offers a variety of fixed and variable annuity options. Periodic annuity payments will begin on the maturity date. The contract owner selects the maturity date, frequency of payment and annuity option. (See "ANNUITY PROVISIONS".)

         Ten Day Review. Within 10 days of receipt of a contract, the contract owner may cancel the contract by returning it to the Company. (See "TEN DAY RIGHT TO REVIEW".)

         Charges and Deductions. The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the Variable Account and the Trust. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus to which reference should be made.

CONTRACT OWNER TRANSACTION EXPENSES

Deferred sales load (as percentage of purchase payments)

               NUMBER OF COMPLETE YEARS               WITHDRAWAL CHARGE
                 PURCHASE PAYMENT IN                     PERCENTAGE
                       CONTRACT
               --------------------------------------------------------

                           0                                  6%
                           1                                  6%
                           2                                  5%
                           3                                  4%
                           4                                  3%
                           5                                  2%
                           6+                                 0%

Annual Contract Fee....................................................    $ 30

Separate Account Annual Expenses
(as a percentage of average account value)

Mortality and expense risk fees........................................    1.25%
Administration fee  - asset based......................................    0.15%

Total Separate Account Annual Expenses ................................    1.40%

Trust Annual Expenses (as a percentage of Trust average net assets)

                                         MANAGEMENT               OTHER              TOTAL TRUST
TRUST PORTFOLIO                             FEES                 EXPENSES          ANNUAL EXPENSES
--------------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets........        0.850%                0.300%                1.150%
Science and Technology..............        1.100%                0.100%*               1.200%
International Small Cap.............        1.100%                0.190%*               1.290%
Emerging Growth.....................        1.050%                0.100%*               1.150%
Pilgrim Baxter Growth...............        1.050%                0.300%*               1.350%
Small/Mid Cap.......................        1.000%                0.100%*               1.100%
International Stock.................        1.050%                0.200%*               1.250%
Worldwide Growth....................        1.000%                0.300%*               1.300%
Global Equity.......................        0.900%                0.110%                1.010%
Growth .............................        0.850%                0.160%*               1.010%
Equity..............................        0.750%                0.050%                0.800%
Quantitative Equity**...............        0.700%**              0.060%                0.760%**
Blue Chip Growth....................        0.925%                0.050%                0.975%
Real Estate Securities**............        0.700%**              0.100%                0.800%**
Value...............................        0.800%                0.050%                0.850%
International Growth and Income.....        0.950%                0.160%                1.110%
Growth and Income...................        0.750%                0.050%                0.800%
Equity Income.......................        0.800%                0.050%                0.850%
Balanced ...........................        0.800%                0.150%*               0.950%
Aggressive Asset Allocation.........        0.750%                0.150%                0.900%
High Yield..........................        0.775%                0.145%*               0.920%
Moderate Asset Allocation...........        0.750%                0.090%                0.840%
Conservative Asset Allocation.......        0.750%                0.120%                0.870%
Strategic Bond......................        0.775%                0.085%                0.860%
Global Government Bond..............        0.800%                0.100%                0.900%
Capital Growth Bond**...............        0.650%**              0.100%                0.750%**
Investment Quality Bond.............        0.650%                0.080%                0.730%
U.S. Government Securities..........        0.650%                0.060%                0.710%
Money Market .......................        0.500%                0.050%                0.550%

                                            Minimum Total Trust                 Maximum Total Trust
                                            Annual Expenses***                  Annual Expenses****
---------------------------------------------------------------------------------------------------

Lifestyle Aggressive 1000#..........        0.760%                                      1.350%
Lifestyle Growth 820#...............        0.720%                                      1.260%
Lifestyle  Balanced 640#............        0.680%                                      1.180%
Lifestyle Moderate 460#.............        0.630%                                      1.090%
Lifestyle Conservative 260#.........        0.590%                                      1.010%

*Based on estimates of payments to be made during the current fiscal year.

**"Total Trust Annual Expenses" for the Quantitative Equity, Real Estate Securities and Capital Growth Bond Trusts do not reflect an agreement by NASL Financial Services, Inc. ("NASL Financial") voluntarily to waive fees payable to it and/or reimburse expenses for a period of one year commencing January 1, 1997 to the extent necessary to prevent "Total Trust Annual Expenses" for each such Trust from exceeding .50% of average net assets. "Management Fees" for each such Trust do not reflect estimated fee waivers by NASL Financial pursuant to such agreement. If such waivers were reflected "Management Fees" would be 0.440%, 0.400% and 0.400% for the Quantitative Equity Trust, Real Estate Securities Trust and the Capital Growth Bond Trust, respectively.

***Minimum Fees are determined assuming the following allocation for the Underlying Portfolios: Lifestyle Aggressive 1000 Trust, 100% Quantitative Equity Trust; Lifestyle Growth 820 Trust, 80% Quantitative Equity Trust, 20% Money Market Trust; Lifestyle Balanced 640 Trust, 60% Quantitative Equity Trust, 40% Money Market Trust; Lifestyle Moderate 460 Trust, 40% Quantitative Equity Trust, 60% Money Market Trust; Lifestyle Conservative 280 Trust, 20% Quantitative

Equity Trust, 80% Money Market Trust.

****Maximum Fees are determined assuming the following allocation for the Underlying Portfolios: Lifestyle Aggressive 1000 Trust, 100% Pilgrim Baxter Growth Trust; Lifestyle Growth 820 Trust, 80% Pilgrim Baxter Growth Trust, 20% High Yield Trust; Lifestyle Balanced 640 Trust, 60% Pilgrim Baxter Growth Trust, 40% High Yield Trust; Lifestyle Moderate 460 Trust, 40% Pilgrim Baxter Growth Trust, 60% High Yield Trust; Lifestyle Conservative 280 Trust, 20% Pilgrim Baxter Growth Trust, 80% High Yield Trust.

#Each Lifestyle Trust will invest in shares of the Underlying Portfolios.
Therefore, each Lifestyle Trust will, in addition to its own expenses, such as certain Other Expenses, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. NASL Financial has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This expenses reimbursement may be terminated at any time after December 31, 1997. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be .04% higher (based on estimates of the expenses of the Lifestyle Trusts for the current fiscal year) as noted in the chart below:

                                            Minimum Total Trust      Maximum Total Trust
                                            Annual Expenses***       Annual Expenses****



Lifestyle Aggressive 1000 Trust                   0.800%                    1.390%
Lifestyle Growth 820 Trust                        0.760%                    1.300%
Lifestyle Balanced 640 Trust                      0.720%                    1.220%
Lifestyle Moderate 460 Trust                      0.670%                    1.130%
Lifestyle Conservative 280 Trust                  0.630%                    1.050%


Example

A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:


TRUST PORTFOLIO                           1 YEAR            3 YEARS          5 YEARS**        10 YEARS**
--------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........       $82               $131              $170             $297
Science & Technology................        83                132
International Small Cap.............        83                135               177              311
Emerging Growth.....................        82                131
Pilgrim Baxter Growth...............        84                136
Small/Mid Cap.......................        82                129               167              292
International Stock.................        83                133
Worldwide Growth....................        83                135
Global Equity.......................        81                127               163              283
Growth .............................        81                127               163              283
Equity..............................        79                121               152              262
Quantitative Equity.................        78                119               150              258
Blue Chip Growth....................        80                126               161              280
Real Estate Securities..............        79                121               152              262
Value...............................        79                122
International Growth and Income.....        82                129               168              293
Growth and Income...................        79                121               152              262
Equity Income ......................        79                122               155              267
Balanced............................        80                125
Aggressive Asset Allocation.........        80                123               157              272
High Yield..........................        80                124
Moderate Asset Allocation...........        79                122               154              266
Conservative Asset Allocation.......        79                123               156              269
Strategic Bond......................        79                122               155              268
Global Government Bond..............        80                123               157              272
Capital Growth Bond.................        78                119               150              257


Investment Quality Bond.............        78                119               149              255
U.S. Government  Securities.........        78                118               148              253
Money Market........................        76                113               140              236
Lifestyle Aggressive 1000*..........        81                128
Lifestyle Growth 820*...............        81                126
Lifestyle  Balanced 640*............        80                124
Lifestyle Moderate 460*.............        79                122
Lifestyle Conservative 280*.........        79                121


*The Example of Expenses for the Lifestyle Trusts is calculated using the midpoint of the minimum and maximum fees set forth under Annual Operating Expenses.

** The Example of Expenses for certain Trusts contains only 1 year and 3 year examples since they are newly formed Trusts.


A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


TRUST PORTFOLIO                           1 YEAR           3 YEARS           5 YEARS**       10 YEARS**
-------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........       $27               $82               $140             $297
Science & Technology................        27                83
International Small Cap.............        28                86                147              311
Emerging Growth.....................        27                82
Pilgrim Baxter Growth...............        29                88
Small/Mid Cap.......................        26                80                137              292
International Stock.................        28                85
Worldwide Growth....................        28                86
Global Equity.......................        25                78                133              283
Growth..............................        25                78                133              283
Equity .............................        23                71                122              262
Quantitative Equity.................        23                70                120              258
Blue Chip Growth....................        25                77                131              280
Real Estate Securities..............        23                71                122              262
Value...............................        24                73
International Growth and Income.....        26                81                138              293
Growth and Income...................        23                71                122              262
Equity Income.......................        24                73                125              267
Balanced ...........................        25                76
Aggressive Asset Allocation.........        24                74                127              272
High Yield..........................        24                75
Moderate Asset Allocation...........        24                73                124              266
Conservative Asset Allocation.......        24                74                126              269
Strategic Bond......................        24                73                125              268
Global Government Bond..............        24                74                127              272
Capital Growth......................        23                70                120              257
Investment Quality Bond.............        22                69                119              255
U.S. Government Securities..........        22                69                118              253
Money Market........................        21                64                110              236
Lifestyle Aggressive 1000*..........        26                79
Lifestyle Growth 820*...............        25                77
Lifestyle  Balanced 640*............        24                75
Lifestyle Moderate 460*.............        24                73
Lifestyle Conservative 280*.........        23                71

*The Example of Expenses for the Lifestyle Trusts is calculated using the midpoint of the minimum and maximum fees set forth under Annual Operating Expenses.

** The Example of Expenses for certain Trusts contains only 1 year and 3 year examples since they are newly formed Trusts.

For purposes of presenting the foregoing Example, the Company has made certain assumptions mandated by the Securities and Exchange Commission (the "Commission"). The Company has assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same. Such assumptions, which are mandated by the Commission in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts, do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Example above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or lesser than those shown.

         In addition, for purposes of calculating the values in the above Example, the Company has translated the $30 annual administration charge listed under "Annual Contract Fee" to a .086% annual asset charge based on the $35,000 approximate average size during 1996 of contracts of the series offered. So translated, such charge would be higher for smaller contracts and lower for larger contracts. The example for certain of the Trusts do not include 5 and 10 year figures because they are newly formed portfolios. Amounts listed under "Other Expenses" for these Trusts are based on estimates for current year expenses.


         The above summary is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and Statement of Additional Information and the Prospectus and Statement of Additional Information for the Trust, to which reference should be made. This Prospectus generally describes only the variable aspects of the contract, except where fixed aspects are specifically mentioned.



                                 TABLE OF ACCUMULATION UNIT VALUES


                                    UNIT VALUE
                                    AT START              UNIT VALUE AT            NUMBER OF UNITS
SUB-ACCOUNT                         OF YEAR                END OF YEAR              AT END OF YEAR
--------------------------------------------------------------------------------------------------


International Small Cap*
   1996                                                   $13.493094                  365,317.719
Small/Mid Cap*
   1996                                                   $13.215952                  746,253.254
Global Equity
   1992                           $12.003976              $11.790318                   21,242.936
   1993                            11.790318               15.450341                  701,425.817
   1994                            15.450341               15.500933                1,612,831.628
   1995                            15.500933               16.459655                1,679,042.917
   1996                            16.495655               18.276450                1,955,863.791
Blue Chip Growth**
   1992                           $10.000000               $9.923524                  105,743.980
   1993                             9.923524                9.413546                  605,012.548
   1994                             9.413546                8.837480                1,049,124.977
   1995                             8.837480               11.026969                1,318,608.463
   1996                            11.026969               13.688523                1,623,697.582
Equity
   1992                           $12.386657              $13.143309                   17,805.389
   1993                            13.143309               15.075040                  532,797.733
   1994                            15.075040               14.786831                1,212,483.594
   1995                            14.786831               20.821819                1,680,197.930
   1996                            20.821819               24.664354                2,439,815.649
Equity-Income***
   1993                           $10.000000              $11.175534                1,087,538.574
   1994                            11.175534               11.107620                2,147,059.046
   1995                            11.107620               13.548849                2,700,623.434
   1996                            13.548849               16.011513                3,362,755.333
Growth and Income
   1992                           $10.942947              $11.927411                   33,716.020
   1993                            11.927411               12.893007                  753,734.211
   1994                            12.893007               13.076664                1,298,075.564
   1995                            13.076664               16.660889                1,702,726.488


   1996                            16.660889               20.178770                2,601,497.610
Growth****
   1996                                                    13.727312                  140,312.944
International Growth and Income*****
   1995                           $10.000000              $10.554228                  419,354.257
   1996                            10.554228               11.718276                1,080,586.010
Strategic Bond***
   1993                           $10.000000              $10.750617                  414,573.339
   1994                            10.750617                9.965972                  737,151.981
   1995                             9.965972               11.716972                  878,455.666
   1996                            11.716972               13.250563                1,663,287.368
Global Government Bond
   1992                           $13.322602              $13.415849                    7,122.534
   1993                            13.415849               15.741586                  299,274.049
   1994                            15.741586               14.630721                  463,867.775
   1995                            14.630721               17.772344                  417,838.308
   1996                            17.772344               19.803954                  462,253.788
Investment Quality Bond (formerly called Bond Sub-account)
   1992                           $13.147350              $13.936240                    1,442.768
   1993                            13.936240               15.118716                  209,360.256
   1994                            15.118716               14.216516                  309,793.553
   1995                            14.216516               16.751499                  305,028.908
   1996                            16.751499               16.943257                  386,465.721
U.S. Gov. Securities (formerly called U.S. Gov. Bond Sub-account)
   1992                           $13.015785              $13.651495                   13,906.158
   1993                            13.651495               14.490734                  546,010.063
   1994                            14.490734               14.111357                  652,508.827
   1995                            14.111357               16.083213                  696,869.324
   1996                            16.083213               16.393307                  807,763.458
Money Market
   1992                           $12.892485              $13.137257                       11.495
   1993                            13.137257               13.303085                  141,771.056
   1994                            13.303085               13.623292                  464,720.715
   1995                            13.623292               14.190910                  639,836.317
   1996                            14.190910               14.699636                1,256,691.417
Aggressive Asset Allocation
   1992                           $10.880194              $11.623893                    6,314.930
   1993                            11.623893               12.642493                  220,581.039
   1994                            12.642493               12.381395                  395,570.370
   1995                            12.381395               14.990551                  463,740.240
   1996                            14.990551               16.701647                  600,271.664
Moderate Asset Allocation
   1992                           $11.012835              $11.772128                   31,652.055
   1993                            11.772128               12.775798                  526,706.519
   1994                            12.775798               12.396295                  994,126.229
   1995                            12.396295               14.752561                1,070,866.388
   1996                            14.752561               15.995076                1,346,688.023
Conservative Asset Allocation
   1992                           $11.102574              $11.821212                    3,884.882
   1993                            11.821212               12.705196                  176,613.459
   1994                            12.705196               12.298940                  267,695.021
   1995                            12.298940               14.320582                  306,895.403
   1996                            14.320582               15.113142                  424,786.597

*        This Sub-account commenced operations on March 4, 1996.
**       This Sub-account commenced operations on December 11, 1992.

***      This Sub-account commenced operations on February 19, 1993.
****     This Sub-account commenced operations on July 15, 1996.
*****    This Sub-account commenced operations on January 9, 1995.

          GENERAL INFORMATION ABOUT FIRST NORTH AMERICAN LIFE ASSURANCE
              COMPANY, FNAL VARIABLE ACCOUNT AND NASL SERIES TRUST


FIRST NORTH AMERICAN LIFE ASSURANCE COMPANY

         First North American Life Assurance Company ("the Company") is a stock life insurance company organized in 1992 under the laws of the state of New York. The Company's principal office is located at International Corporate Center at Rye, 555 Theodore Fremd Avenue, Rye, New York 10580.

         The Company is a wholly-owned subsidiary of North American Security Life Insurance Company, ("Security Life"). Security Life is a stock life insurance company organized under the laws of Delaware in 1979 with its principal office located at 116 Huntington Avenue, Boston, Massachusetts 02116. Security Life's principal business is offering a variable annuity contract, similar to that offered by the Company in New York, in 46 other states and the District of Columbia.

         The ultimate parent of Security Life is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, Security Life was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996, NAL and Manulife merged with the combined company retaining the name Manulife.

                              FNAL VARIABLE ACCOUNT

         The Company established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are, in accordance with the contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Nevertheless, all obligations arising under the contracts are general corporate obligations of the Company. Assets of the Variable Account may not be charged with liabilities arising out of any other business of the Company.

         The Variable Account is registered with the Commission under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the Commission of the management or investment policies or practices of the Variable Account.

         There are currently thirty four sub-accounts within the Variable
Account: The Company reserves the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account established by the Company or an affiliated company.

NASL SERIES TRUST


         The assets of each sub-account of the Variable Account are invested in shares of a corresponding portfolio of the Trust. A description of each portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Government Bond Trust, the Emerging Growth Trust and the five Lifestyle Trusts, which are non-diversified. The Trust receives investment advisory services from NASL Financial Services, Inc.


The Trust currently has fourteen Subadvisers who manage all of the portfolios:


                  SUBADVISER                                           SUBADVISER TO

         Fred Alger Management, Inc. ("Alger")                         Small/Mid Cap Trust

         Founders Asset Management, Inc. ("Founders")                  Growth Trust
                                                                       Worldwide Growth Trust
                                                                       Balanced Trust
                                                                       International Small Cap Trust

         Oechsle International Advisors, L.P.                          Global Government Bond Trust
                  ("Oechsle International")


                  SUBADVISER                                           SUBADVISER TO

         Fidelity Management Trust Company                             Equity Trust
                  ("FMTC")                                             Conservative Asset Allocation Trust
                                                                       Moderate Asset Allocation Trust
                                                                       Aggressive Asset Allocation Trust


         Wellington Management Company LLP                             Growth and Income Trust
                  ("Wellington Management")                            Investment Quality Bond Trust


         Salomon Brothers Asset Management Inc.                        U.S. Government Securities Trust
                  ("SBAM")                                             Strategic Bond Trust


         J.P. Morgan Investment Management Inc.                        International Growth and Income Trust
                  ("J.P. Morgan")

         T. Rowe Price Associates, Inc.                                Science & Technology Trust
                  ("T. Rowe Price")                                    Blue Chip Growth Trust
                                                                       Equity-Income Trust


         Rowe Price-Fleming International, Inc.                        International Stock Trust
                  ("Price-Fleming")

         Morgan Stanley Asset Management Inc.                          Global Equity Trust
                  ("Morgan Stanley")

         Miller Anderson & Sherrerd, LLP ("MAS")                       Value Trust
                                                                       High Yield Trust

         Warburg, Pincus Counsellors, Inc. ("Warburg")                 Emerging Growth Trust

         Pilgrim Baxter & Associates, Ltd. ("PBHG")                    Pilgrim Baxter Growth Trust

         Manufacturers Adviser Corporation ("MAC")                     Pacific Rim Emerging Markets Trust
                                                                       Quantitative Equity Trust
                                                                       Real Estate Securities Trust
                                                                       Capital Growth Bond Trust
                                                                       Money Market Trust
                                                                       Lifestyle Trusts


The following is a brief description of each portfolio:


         THE PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

         THE SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.

         THE INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

         THE EMERGING GROWTH TRUST seeks maximum capital appreciation by investing primarily in a portfolio of equity securities of domestic companies. The Emerging Growth Trust ordinarily will invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.

         THE PILGRIM BAXTER GROWTH TRUST seeks capital appreciation by investing in companies believed by the subadviser to have an outlook for strong earnings growth and the potential for significant capital appreciation.

         THE SMALL/MID CAP TRUST seeks long term capital appreciation by investing at least 65% of its total assets (except during temporary defensive periods) in small/mid cap equity securities. As used herein small/mid cap equity securities are equity securities of companies that, at the time of purchase, have total market capitalization between $500 million and $5 billion.

         THE INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

         THE WORLDWIDE GROWTH TRUST seeks long-term growth of capital by normally investing at least 65% of its total assets in equity securities of growth companies in a variety of markets throughout the world.

         THE GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

         THE GROWTH TRUST seeks long term growth of capital by investing at least 65% of the portfolio's total assets in common stocks of well-established, high-quality growth companies that the subadviser believes have the potential to increase earnings faster than the rest of the market.

         THE EQUITY TRUST seeks growth of capital, by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

         THE QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

         THE BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital. Current income is a secondary objective and many of the stocks in the portfolio are expected to pay dividends.

         THE REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

         THE VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

         THE INTERNATIONAL GROWTH AND INCOME TRUST seeks long-term growth of capital and income by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign issuers. The Portfolio may also invest in debt securities of corporate or sovereign issuers rated A or higher by Moody's or S&P or, if unrated, of equivalent credit quality as determined by the subadviser. Under normal circumstances, the Portfolio will be invested approximately 85% in equity securities and 15% in fixed income securities.

         THE GROWTH AND INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the Subadviser believes are of high quality.

         THE EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

         THE BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

         THE HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

         THE AUTOMATIC ASSET ALLOCATION TRUSTS seek the highest potential total return consistent with a specified level of risk tolerance -- conservative, moderate or aggressive -- by investing primarily in the kinds of securities in which the Equity, Investment Quality Bond, U.S. Government Securities and Money Market Trusts may invest.


         * THE AGGRESSIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with an aggressive level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 15% over any three year period.

         * THE MODERATE ASSET ALLOCATION TRUST seeks the highest total return consistent with a moderate level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 10% over any three year period.

         * THE CONSERVATIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with a conservative level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 5% over any three year period.

         THE STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

         THE GLOBAL GOVERNMENT BOND TRUST seeks a high level of total return by placing primary emphasis on high current income and the preservation of capital, by investing primarily in a global portfolio of high-quality, fixed-income securities of foreign and United States governmental entities and supranational issuers.

         THE CAPITAL GROWTH BOND TRUST 1seeks to achieve growth of capital by investing in medium-grade or better debt securities, with income as a secondary consideration. The Capital Growth Bond Trust differs from most "bond" funds in that its primary objective is capital appreciation, not income.

         THE INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

         THE U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

         THE MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity, by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

         THE LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

         THE LIFESTYLE GROWTH 820 TRUST seeks to provide long term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

         THE LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

         THE LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle

         Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

         THE LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

         In pursuing the Strategic Bond, High Yield and Investment Quality Bond Trusts' investment objective, each portfolio expects to invest a portion of its assets in high yield securities, commonly known as "junk bonds" which also present a high degree of risk. The risks of these securities include price volatility and risk of default in the payment of interest and principal. See "Risk Factors Relating to High Yield Securities" contained in the NASL Series Trust prospectus before investing in either Trust. In pursuing the Pacific Rim Emerging Markets, International Stock, Worldwide Growth, International Small Cap, Global Equity, Strategic Bond Trust, International Growth and Income, High Yield and Global Government Bond Trusts' investment objective, each portfolio may invest up to 100% of its assets in foreign securities which may present additional risks. See "Foreign Securities" contained in the NASL Series Trust prospectus before investing in any of these Trusts.


         If the shares of a Trust portfolio are no longer available for investment or in the Company's judgment investment in a Trust portfolio becomes inappropriate in view of the purposes of the Variable Account, the Company may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without notice to the contract owner and prior approval of the Commission to the extent required by the 1940 Act.

         The Company will vote shares of the Trust portfolios held in the Variable Account at meetings of shareholders of the Trust in accordance with voting instructions received from the persons having the voting interest under the contracts. The number of portfolio shares for which voting instructions may be given will be determined by the Company in the manner described below, not more than 90 days prior to the meeting of the Trust. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. Portfolio shares held in the Variable Account that are attributable to contract owners and as to which no timely instructions are received and portfolio shares held in the Variable Account that are beneficially owned by the Company will be voted by the Company in proportion to the instructions received.

         Prior to the maturity date, the person having the voting interest under a contract is the contract owner and the number of votes as to each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio. After the maturity date, the person having the voting interest under a contract is the annuitant and the number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. The Company reserves the right to make any changes in the voting rights described above that may be permitted by the federal securities laws or regulations or interpretations of these laws or regulations.

         A full description of the Trust, including the investment objectives, policies and restrictions of each of the portfolios is contained in the Prospectus for the Trust and should be read by a prospective purchaser before investing.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

         Purchase payments are paid to the Company at its Annuity Service Office. The minimum purchase payment is $30; however, at least $300 must be paid during the first contract year. Purchase payments may be made at any time. The Company may provide by separate agreement for purchase payments to be automatically withdrawn from a contract owner's bank account on a periodic basis. If a purchase payment would cause the contract value to exceed $1,000,000 or the contract value already exceeds $1,000,000, additional purchase payments will be accepted only with the prior approval of the Company.

         The Company may, at its option, cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both (i) the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and (ii) the contract value at the end of such three year period is less than $2,000. Upon cancellation the Company will pay the contract owner the contract value computed as of the valuation period during which the cancellation occurs less the annual $30 administration fee and less any debt. The amounts paid will be treated as withdrawals for federal tax purposes and, thus, may be subject to income tax and to a 10% penalty tax. (See "FEDERAL TAX MATTERS".)

         Purchase payments are allocated among the investment options in accordance with the percentages designated by the contract owner in the application. In addition, contract owners have the option to participate in the Guarantee Plus Program administered by the Company. Under the Guarantee Plus Program the initial purchase payment is split between the fixed and variable investment options. A percentage of the initial purchase payment is allocated to the chosen fixed account, such that, at the end of the guaranteed period the fixed account will have grown to an amount at least equal to the total initial purchase payment. The percentage depends upon the current interest rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as indicated on the contract application. Contract owners may elect to participate in the Guarantee Plus Program on the contract application and may obtain full information concerning the program and its restrictions from their securities dealers or the Annuity Service Office. The contract owner may change the allocation of subsequent purchase payments at any time upon written notice to the Company.

ACCUMULATION UNITS

         The Company will establish an investment account for the contract owner for each variable account investment option to which such contract owner allocates purchase payments. Purchase payments are credited to such investment accounts in the form of accumulation units. The following discussion of accumulation units, the value of accumulation units and the net investment factor formula pertains only to the accumulations in the variable account investment options. The parallel discussion regarding accumulations in the fixed account investment options appears elsewhere in this Prospectus. (See "FIXED ACCOUNT INVESTMENT OPTIONS".)

         The number of accumulation units to be credited to each investment account is determined by dividing the net purchase payment allocated to that investment account by the value of an accumulation unit for that investment account for the valuation period during which the purchase payment is received at the Company's Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited in the valuation period during which received at the Annuity Service Office, and in any event not later than two business days after receipt of a properly completed application and all information necessary for processing of the application. The applicant will be informed of any deficiencies in an application if it cannot be processed and the purchase payment credited within two business days after receipt. If the deficiencies are not remedied within five business days, the purchase payment will be returned promptly to the applicant, unless the applicant specifically consents to the Company's retaining the purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited in the valuation period during which received where such broker-dealers have made special arrangements with the Company for the collection and forwarding of contract applications.

VALUE OF ACCUMULATION UNITS

         The value of accumulation units will vary from one valuation period to the next depending upon the investment results of the particular sub-accounts to which purchase payments are allocated. The value of an accumulation unit for each sub-account was arbitrarily set at $10 for the first valuation period. The value of an accumulation unit for any subsequent valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding valuation period by the net investment factor for such sub-account (described below) for the valuation period for which the value is being determined.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         Where (a) is:

         (1) the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

         (2) the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         Where (b) is:

         the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         Where (c) is:

         a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. Such factor is equal on an annual basis to 1.40%: (0.15% for administrative expenses and 1.25% for mortality and expense risks).

         The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same.

TRANSFERS AMONG INVESTMENT OPTIONS

         Before the maturity date the contract owner may transfer amounts among the variable account investment options and from such investment options to the fixed account investment options at any time and without charge upon written notice to the Company. Accumulation units will be canceled from the investment account from which amounts are transferred and credited to the investment account to which amounts are transferred. The Company will effect such transfers so that the contract value on the date of the transfer will not be affected by the transfer. The contract owner must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then the Company will transfer the entire amount instead of the requested amount. The Company reserves the right to limit, upon notice, the maximum number of transfers a contract owner may make to one per month or six at any time within a contract year. The Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of the Trust portfolios. In addition, in accordance with applicable law, the Company reserves the right to modify or terminate the transfer privilege at any time.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         Due to current administrative capabilities, a contract owner is limited to a maximum of 17 investment options (including all fixed account investment options) during the period prior to the maturity date of the contract (the "Contract Period"). In calculating this limit for each contract owner, investment options to which the contract owner has allocated purchased payments at any time during the Contract Period will be counted toward the 17 maximum even if the contract owner no longer has contract value allocated to these investment options.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

         The Company administers a Dollar Cost Averaging ("DCA") program which enables a contract owner to pre-authorize a periodic exercise of the contractual transfer rights described above. Contract owners entering into a DCA agreement instruct the Company to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. The DCA program is generally suitable for contract owners making a substantial deposit to the contract and who desire to control the risk of investing at the top of a market cycle. The DCA program allows such investments to be made in equal installments over time in an effort to reduce such risk. Contract owners interested in the DCA program may elect to participate in the program on the contract application or by separate application. Contract owners may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office.

ASSET REBALANCING PROGRAM


         The Company administers an Asset Rebalancing Program which enables a contract owner to indicate to the Company the percentage levels he or she would like to maintain in particular portfolios. The contract owner's contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program). The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA Program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, contract owners should monitor their use of other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. Contract owners interested in the Asset Rebalancing Program may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office.

         For rebalancing programs begun on or after October 1, 1996 asset rebalancing will only be permitted on the following time schedules:

         (i) quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);
         (ii) semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or
         (iii) annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.


WITHDRAWALS

         Prior to the earlier of the maturity date or the death of the annuitant, the contract owner may withdraw all or a portion of the contract value upon written request, complete with all necessary information to the Company's Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code and regulations promulgated by the Treasury Department. In the case of a total withdrawal, the Company will pay the contract value as of the date of receipt of the request at its Annuity Service Office, less the annual $30 administration fee, any debt and any applicable withdrawal charge, and the contract will be canceled. In the case of a partial withdrawal, the Company will pay the amount requested and cancel that number of accumulation units credited to each investment account necessary to equal the amount withdrawn from each investment account plus any applicable withdrawal charge deducted from such investment account. (See "CHARGES AND DEDUCTIONS".)

         When making a partial withdrawal, the contract owner should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If the contract owner does not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken pro rata from the variable account investment options: taking from each such variable account investment option an amount which bears the same relationship to the total amount withdrawn as the value of such variable account investment option bears to the total value of all the contract owner's investments in variable account investment options.

         For the rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, the Company will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, the Company will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at the Company's Annuity Service Office, except that the Company reserves the right to defer the right of withdrawal or postpone payments for any period when: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings), (2) trading on the New York Stock Exchange is restricted, (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) the Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions described in (2) and (3) exist.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances. (See "FEDERAL TAX MATTERS".)

SPECIAL WITHDRAWAL SERVICES - SYSTEMATIC WITHDRAWAL PLAN

         The Company administers a Systematic Withdrawal Plan ("SWP") which enables a contract owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Contract owners entering into a SWP agreement instruct the Company to withdraw a level dollar amount from specified investment options on a periodic basis. The total of SWP withdrawals in a contract year is limited to not more than 10% of the purchase payments made to ensure that no withdrawal or market value charge will ever apply to a SWP withdrawal. If an additional withdrawal is made from a contract participating in SWP, the SWP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. SWP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. SWP withdrawals will be withdrawn without withdrawal and market value charges. SWP withdrawals may, however, be subject to income tax and a 10% penalty tax. (See "FEDERAL TAX MATTERS".) Contract owners interested in SWP may elect to participate in this program on the contract application or by separate application. Contract owners may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office.

LOANS

         The Company offers a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Owners of such contracts may obtain loans using the contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules (collectively, "loan rules"). Tax advisers and retirement plan fiduciaries should be consulted prior to exercising loan privileges.

         Under the terms of the contract, the maximum loan value is equal to 80% of the contract value, although loan rules may serve to reduce such maximum loan value in some cases. The amount available for a loan at any given time is the loan value less any outstanding debt. Debt equals the amount of any loans plus accrued interest. Loans will be made only upon written request from the owner. The Company will make loans within seven days of receiving a properly completed loan application (applications are available from the Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed. (See "WITHDRAWALS".)

         When an owner requests a loan, the Company will reduce the owner's investment in the investment accounts and transfer the amount of the loan to the loan account, a part of the Company's general account. The owner may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals. (See "WITHDRAWALS".) The contract provides that owners may repay contract debt at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. The owner may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as the owner's most recent purchase payment. On each contract anniversary, the Company will transfer from the investment accounts to the loan account the amount by which the debt on the contract exceeds the balance in the loan account.

         The Company charges interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. The Company credits interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date debt under a contract exceeds the contract value, the contract will be in default. In such case the owner will receive a notice indicating the payment needed to bring the contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, the contract may be foreclosed (terminated without value).

         The amount of any debt will be deducted from the minimum death benefit. (See "DEATH BENEFIT BEFORE MATURITY DATE".) In addition, debt, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer debt is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the debt is outstanding, the contract value will not increase as rapidly as it would have if no debt were outstanding. If investment results are below that rate, the contract value will be higher than it would have been had no debt been outstanding.

DEATH BENEFIT BEFORE MATURITY DATE

         The following discussion applies principally to contracts that are not issued in connection with qualified plans, I.E., a "non-qualified contract." The requirements of the tax law applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, a prospective purchaser of the contract to be used in connection with a qualified plan should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, a prospective purchaser who intends to use the contract in connection with a qualified plan should consider that the contract provides a minimum death benefit (described below) that could be characterized as an incidental death benefit. There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants. (See "FEDERAL TAX MATTERS".)

         Death of Annuitant who is not the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. (See "ANNUITY OPTIONS".) Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new contract owner. (In general, a beneficiary who makes such an election will nonetheless be treated for federal income tax purposes as if he had received the minimum death benefit.)

         Death of Annuitant who is the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the contract owner is the annuitant and the contract owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. (See "WITHDRAWALS".) If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies.

         Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. (See "WITHDRAWALS".) Distribution of that amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new contract owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If there is more than one owner, distribution will occur upon the death of any owner. If both owners are individuals, distribution will be made to the remaining owner rather than to the successor owner.

         Entity as Owner. In the case of a non-qualified contract which is not owned by an individual (for example, a non-qualified contract owned by a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner of the contract, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal. (See "WITHDRAWALS".)

         If the contract is a non-qualified contract and there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of any annuitant, a change in any annuitant, or the death of any individual contract owner, whichever occurs earlier.


         If the annuitant dies on or prior to the first month following his or her 85th birthday, the minimum death benefit is as follows: during the first contract year, the minimum death benefit is the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. Except as provided below, during any subsequent contract year, the minimum death benefit will be the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous contract year plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of:
(a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.


         Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed. (See "WITHDRAWALS".)

ANNUITY PROVISIONS

GENERAL

         The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefits provisions. (See "DEATH BENEFIT BEFORE MATURITY DATE".)

         Generally, annuity benefits under the contract will begin on the maturity date. The maturity date is the date specified on the contract specifications page, unless changed. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. The contract owner may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date must be the first day of a month no later than the first day of the month following the 90th birthday of the annuitant. Distributions from qualified contracts may be required before the maturity date. See "FEDERAL TAX MATTERS.""


         The contract owner may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, the Company may pay the contract value, less any debt, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefits are available under the contract on a fixed or variable basis, or any combination of fixed and variable bases. Upon purchase of the contract, and on or before the maturity date, the contract owner may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of settlement acceptable to the Company. If an annuity option is not selected, we will provide either variable or fixed, or a combination variable and fixed, annuity payments in proportion to the Investment Account Value of each Investment Option at the Maturity Date. Annuity payments will continue for 10 years or the life of the Annuitant, if longer. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

         The following annuity options are guaranteed in the contract.

         Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Since there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Since there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which the Company is contractually obligated to offer at all times, the Company currently offers the following annuity options. The Company may cease offering the following annuity options at any time and may offer other annuity options in the future.

         Option 3: Life annuity with Payments Guaranteed for 5, 15 or 20 Years - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         Option 4: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Since there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         Option 5: Period Certain Only Annuity for 5, 10, 15 or 20 years - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that portion of the contract value used to purchase a variable annuity, measured as of a date not more than ten business days prior to the maturity date (minus any applicable premium taxes), to the annuity tables contained in the contract. The rates contained in such tables depend upon the annuitant's age, sex and annuity option selected, except for contracts issued in connection with certain employer sponsored plans where sex-based tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. The tables are based on the 1983-a Individual Annuitant Mortality Table projected at Scale G, and reflect an assumed interest rate of 4% per year.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments subsequent to the first will be based on the investment performance of the sub-accounts selected. The amount of such subsequent payments is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of such sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the payment to be made. The number of annuity units remains constant during the annuity payment period. A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 4% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment. A higher assumption would mean a larger first annuity payment, but more slowly rising subsequent payments when actual investment performance exceeds the assumed rate, and more rapidly falling subsequent payments when actual investment performance is less than the assumed rate. A lower assumption would have the opposite effect. If the actual net investment performance is 4% annually, annuity payments will be level.

TRANSFERS AFTER MATURITY DATE

         Once variable annuity payments have begun, the contract owner may transfer all or part of the investment upon which such payments are based from one sub-account to another. Transfers will be made upon notice to the Company at least 30 days before the due date of the first annuity payment to which the change will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units. The Company reserves the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. The Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of the Trust portfolios. In addition, in accordance with applicable law, the Company reserves the right to modify or terminate the transfer privilege at any time. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option.

DEATH BENEFIT ON OR AFTER MATURITY DATE

         If annuity payments have been selected based on an Annuity Option providing for payments for a guaranteed period, and the Annuitant dies on or after the Maturity Date, we will make the remaining guaranteed payments to the Beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

         The contract owner may cancel the contract by returning it to the Company's Annuity Service Office or agent at any time within 10 days after receipt of the contract. Within 7 days of receipt of the contract by the Company, the Company will pay to the contract owner an amount equal to the contract value computed at the end of the valuation period on the date of surrender. When the contract is issued as an individual retirement annuity under Internal Revenue Code Section 408, during the first 7 days of the 10 day period, the Company will return all purchase payments if this is greater than the amount otherwise payable.

         No withdrawal charge is imposed upon return of the contract within the ten day right to review period.

OWNERSHIP

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the application or as subsequently named. On and after the maturity date, the annuitant is the contract owner and after the death of the annuitant, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract collaterally assigned at any time during the lifetime of the annuitant prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a distribution of the contract value for Federal tax purposes. (See "FEDERAL TAX MATTERS".) Any change of ownership or assignment must be made in writing. Any change must be approved by the Company. Any assignment and any change, if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Internal Revenue Code. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

BENEFICIARY

         The beneficiary is the person, persons, or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

MODIFICATION

         The contract may not be modified by the Company without the consent of the contract owner, except as may be required to make it conform to any law or regulation or ruling issued by a governmental agency or to improve the rights and/or benefits under the contract.

COMPANY APPROVAL

         The Company reserves the right to accept or reject any contract application at its sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         The Company may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If the Company has made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS


         Due to certain exemptive and exclusionary provisions, interests in the fixed account investment options are not registered under the Securities Act of 1933 ("1933 Act") and the Company's general account is not registered as an investment company under the 1940 Act. Accordingly, neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the Commission has not reviewed the disclosures in this Prospectus relating thereto. Disclosures relating to interests in the fixed account investment options and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.


         Investment Options. There are three fixed account investment options under the contract: one, three and six year investment accounts. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the one, three or six year guarantee period. The guaranteed interest rates on new amounts allocated or transferred to a fixed investment account are determined from time-to-time by the Company in accordance with market conditions. In no event will the guaranteed rate of interest be less than 4%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and may not be changed by the Company.

         Investment Accounts. Contract owners may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. The Company establishes a separate investment account each time the contract owner allocates or transfers amounts to a fixed account investment option, except that amounts allocated or transferred to the same fixed account investment option on the same day will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         Renewals. At the end of a guarantee period, the contract owner may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. The contract owner may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

         If the contract owner does not specify the renewal option desired, the Company will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, the Company will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case the Company will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

         Market Value Charge. Any amount withdrawn, transferred or borrowed from a three or six year investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below.

         The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12 where:

         A -      The guaranteed interest rate on the investment account.
         B -      The guaranteed interest rate available, on the date the
                  request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.
         C -      The number of complete months remaining to the end of the
                  guarantee period.

         For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2x(A-4%) and never less than zero.

         The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

         There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the annuitant; (b) amounts withdrawn to pay fees or charges; (c) amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and (d) amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that year.

         Notwithstanding application of the foregoing formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in a contract owner receiving total withdrawal proceeds of less than the contract owner's investment in the contract.

         Transfers. Prior to the maturity date, the contract owner may transfer amounts among the fixed account investment options and from the fixed account investment options to the variable account investment options, subject to the following conditions. An amount in a fixed investment account may not be transferred until held in such account for at least one year, except transfers may be made pursuant to the Dollar Cost Averaging program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in three and six year investment accounts may be transferred, after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

         The contract owner must specify the fixed account investment option from or to which a transfer is to be made. Where there are multiple investment accounts within a fixed account investment option, the contract owner may designate the particular investment accounts from which a transfer is to be taken. Absent such a designation, amounts will be withdrawn from the fixed account investment options on a first-in-first-out basis.

         Withdrawals. Prior to the earlier of the maturity date or the death of the annuitant, the contract owner may make total and partial withdrawals of amounts held in fixed account investment options. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS", plus the following provisions also apply to withdrawals from fixed account investment options: (1) the Company reserves the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 10 days pursuant to this right, the Company will pay interest on the amount deferred at a rate not less than 4% per year); (2) if there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from such accounts on a first-in-first-out basis; and (3) the market value charge described above may apply to withdrawals from the three and six year investment options. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

         Where a contract owner requests a partial withdrawal from a contract in excess of the amounts in the variable account investment options and does not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from the one, three and six year investment options in that order. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances. (See "FEDERAL TAX MATTERS".)

         Loans. The Company offers a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Owners of such contracts may obtain loans using the contract as the only security for the loan. Owners of such contracts may borrow amounts allocated to fixed investment accounts in the same manner and subject to the same limitations as set forth under "LOANS". The market value charge described above may apply to amounts transferred from three and six year investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

         Fixed Annuity Options. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT BEFORE THE MATURITY DATE"), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option. (See "ANNUITY OPTIONS".) The amount of each fixed annuity payment is determined by applying the portion of the proceeds applied to purchase the fixed annuity (less any applicable premium taxes), to the appropriate table in the contract. If the table in use by the Company is more favorable to the contract owner, the Company will substitute that table. The Company guarantees the dollar amount of fixed annuity payments.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against contract values or annuity payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

WITHDRAWAL CHARGES

         If a withdrawal is made from the contract before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available without withdrawal charges described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below:

         1. Each withdrawal from the contract is allocated first to the "amounts available without withdrawal charges" and second to "unliquidated purchase payments". In any contract year, the amounts available without withdrawal charges for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that year. Withdrawals allocated to the amounts available without withdrawal charges may be withdrawn without the imposition of a withdrawal charge.

         2. If a withdrawal is made for an amount in excess of the amounts available without withdrawal charges, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amounts available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc... until all purchase payments have been liquidated.

         3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

               NUMBER OF COMPLETE YEARS               WITHDRAWAL CHARGE
                 PURCHASE PAYMENT IN                     PERCENTAGE
                       CONTRACT
               --------------------------------------------------------
                           0                                  6%
                           1                                  6%
                           2                                  5%
                           3                                  4%
                           4                                  3%
                           5                                  2%
                           6+                                 0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         4. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         5. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse the Company for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix A. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above. (See "FIXED ACCOUNT INVESTMENT OPTIONS".)

ADMINISTRATION FEES

         Each year the Company will deduct an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and the Company in connection with the contracts. Prior to the maturity date, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment.

         A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse the Company for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contracts will in effect pay a higher proportion of this portion of the administrative expense than smaller contracts.

         The Company does not expect to recover from such fees any amount in excess of its accumulated administrative expenses. Even though administrative expenses may increase, the Company guarantees that it will not increase the amount of the administration fees. There is no necessary relationship between the amount of the administrative charge imposed on a given contract and the amount of the expense that may be attributed to that contract.

MORTALITY AND EXPENSE RISK CHARGE

         The mortality risk assumed by the Company is the risk that annuitants may live for a longer period of time than estimated. The Company assumes this mortality risk by virtue of annuity rates incorporated into the contract which cannot be changed. This assures each annuitant that his longevity will not have an adverse effect on the amount of annuity payments. Also, the Company guarantees that if the annuitant dies before the maturity date, it will pay a minimum death benefit. (See "DEATH BENEFIT BEFORE MATURITY DATE".) The expense risk assumed by the Company is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.

         To compensate it for assuming these risks, the Company deducts from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis, consisting of .8% for the mortality risk and .45% for the expense risk. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. The rate of the mortality and expense risk charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks undertaken, the Company will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. The mortality and expense risk charge is not assessed against the fixed account investment options.

TAXES

         The Company reserves the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the Company determines to have resulted from the (i) establishment or maintenance of the Variable Account, (ii) receipt by the Company of purchase payments, (iii) issuance of the contracts, or (iv) commencement or continuance of annuity payments under the contracts. The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, the Company reserves the right to pass-through such tax to contract owners. For a discussion on premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. The Company will withhold taxes to the extent required by applicable law.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.


         This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


THE COMPANY'S TAX STATUS


         The Company is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a contract. The Company does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore the Company does not intend to make provision for any such taxes. If the Company is taxed on investment income or capital gains of the Variable Account, then the Company may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD


         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. However, certain requirements must be satisfied in order for this general rule to apply, including: (1) the contract must be owned by an individual (or treated as owned by an individual), (2) the investments of the

Variable Account must be "adequately diversified" in accordance with Treasury Department regulations, (3) the Company, rather than the owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and (4) the contract must provide for appropriate amoritization, through annuity payments, of the contract's purchase payments and earnings, e.g., the maturity date must not occur at too advanced an age.


         Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.


         In addition, exceptions to the general rule for non-natural contract owners will apply with respect to (1) contracts acquired by an estate of a decedent by reason of the death of the decedent, (2) certain qualified contracts, (3) certain contracts purchased by employers upon the termination of certain qualified plans, (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.


         Although the Company does not control the investments of the NASL Series Trust, it expects that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."


         Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service (the "Service") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the contract owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the owner of the assets of the Variable Account.

         Delayed Maturity Dates. If the contract's maturity date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.


         The remainder of this discussion assumes that the contract will be treated as an annuity contract for federal income tax purposes and that the Company will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the "contract value" and the "investment in the contract" at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, the Company imposes certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.


TAXATION OF ANNUITY PAYMENTS

         Normally, the portion of each annuity payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. In the case of variable annuity payments, the exclusion amount is the "investment in the contract" (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract allocated to the fixed annuity option, adjusted for any period certain or refund feature, to the total expected value of annuity payments for the term of the contract (determined under Treasury Department regulations).

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS


         Amounts may be distributed from a non-qualified contract because of the death of an owner or the annuitant. Prior to the maturity date, such death benefit proceeds are includible in income as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. After the maturity date, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or (2) if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.


PENALTY TAX ON PREMATURE DISTRIBUTIONS

         There is a 10% penalty tax on the taxable amount of any payment from a non-qualified contract unless the payment is: (a) received on or after the contract owner reaches age 59 1/2; (b) attributable to the contract owner's becoming disabled (as defined in the tax law); (c) made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law); (e) made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or (f) made with respect to certain annuities issued in connection with structured settlement agreements. (A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.)


AGGREGATION OF CONTRACTS


         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the Service may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.


QUALIFIED RETIREMENT PLANS


         The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in such qualified plans and to the contracts used in connection with such qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the owner may claim for such contribution, are limited under qualified plans. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs, distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (but not section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2 year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" ("IRA"), including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment (a) received on or after the contract owner reaches age 59 1/2, (b) received on or after the owner's death or because of the owner's disability (as defined in the tax law), or (c) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law). These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the owner has separated from service).

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, the Company shall not be bound by terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless the Company consents.


QUALIFIED PLAN TYPES

         Following are brief descriptions of various types of qualified plans in connection with which the Company may issue a contract.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA.


         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989. These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a section 403(b)(7) custodial account.)


DIRECT ROLLOVERS


         If the contract is used in connection with a retirement plan that is qualified under sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

         Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the distributee elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


FEDERAL INCOME TAX WITHHOLDING


         The Company will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the distributee notifies the Company at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, the Company may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


                                 GENERAL MATTERS

PERFORMANCE DATA


         From time to time the Variable Account may publish advertisements containing performance data relating to its sub-accounts. For periods prior October 31, 1992, performance data will be hypothetical figures based on the assumption that a contract offered by this Prospectus was issued when the sub-accounts first became available for investment under other contracts offered by an affiliate of the Company. Hypothetical performance figures will also be furnished for sub-accounts investing in the Trust portfolios established on December 31, 1996 in connection with the merger of Manulife Series Fund, Inc. with and into the Trust. Such figures are based on the assumption that the sub-accounts had been available for investment under a contract offered by this Prospectus when the applicable Manulife Series Fund portfolio first became available under contracts issued be affiliates of the Company. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Standardized performance data will consist of total return quotations, which will always include quotations for recent one year and, when applicable, five and ten year periods and, where less than ten years, for the period subsequent to the date each sub-account first became available for investment. Such quotations for such periods will be the average annual rates of return required for an initial purchase payment of $1,000 to equal the actual contract value attributable to such purchase payment on the last day of the period, after reflection of all charges. Standardized total return figures will be quoted assuming redemption at the end of the period. Such figures may be accompanied by non-standardized total return figures that are calculated on the same basis as the standardized returns except that the calculations (i) assume no redemption at the end of the period and (ii) do not reflect imposition of the $30 per contract charge inasmuch as the impact of such charge varies by contract size. In addition to the non-standardized returns, each of the sub-accounts may from time to time quote aggregate non-standardized total returns for other time periods. Except as noted above, performance figures used by the Variable Account are based on the actual historical performance of its sub-accounts for specified periods, and the figures are not intended to indicate future performance. More detailed information on the computations is set forth in the Statement of Additional Information.

FINANCIAL STATEMENTS

         Financial Statements for the Variable Account and for the Company are contained in the Statement of Additional Information.

ASSET ALLOCATION AND TIMING SERVICES

         The Company is aware that certain third parties may offer asset allocation and timing services in connection with the contracts. In certain cases the Company may agreed to honor transfer instructions from such asset allocation and timing services where it has received powers of attorney, in a form acceptable to it, from the contract owners participating in the service. THE COMPANY DOES NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND CONTRACT OWNERS SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS


         NASL Financial Services, Inc. ("NASL Financial"), 116 Huntington Avenue, Boston, Massachusetts 02116, a wholly-owned subsidiary of North American Security Life, the parent of the Company, is the principal underwriter of the contracts in addition to providing advisory services to the Trust. NASL Financial is a broker-dealer registered under the Securities Exchange Act of 1934 ("1934 Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). NASL Financial has entered into a non-exclusive promotional agent agreement with Wood Logan Associates, Inc. ("Wood Logan"). Wood Logan, a wholly owned subsidiary of a holding company that is 85% owned by Manulife and approximately 15% owned by principals of Wood Logan, is a broker-dealer registered under the 1934 Act and a member of the NASD. Sales of the contracts will be made by registered representatives of broker-dealers authorized by NASL Financial to sell the contracts. Such registered representatives will also be licensed insurance agents of the Company. Under the promotional agent agreement, Wood Logan will recruit and provide sales training and licensing assistance to such registered representatives. In addition, Wood Logan will prepare sales and promotional materials for the Company's approval. NASL Financial will pay distribution compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6.00% of purchase payments or 4.75% of purchase payments plus 0.25% of the contract value per year beginning in the second contract year. NASL Financial may from time to time pay additional compensation pursuant to promotional contests. Additionally, in some circumstances, NASL Financial will provide reimbursement of certain sales and marketing expenses. NASL Financial will pay the promotional agent for providing marketing support for the distribution of the contracts.


CONTRACT OWNER INQUIRIES

         All contract owner inquiries should be directed to the Company's Annuity Service Office at International Corporate Center at Rye, 555 Theodore Fremd Avenue, Suite C-209, Rye, New York 10580.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither the Company nor NASL Financial are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

OTHER INFORMATION

         A registration statement has been filed with the Commission under the Securities Act of 1933, as amended, and the Investment Company Act of 1940 with respect to the variable portion of the contracts discussed in this Prospectus. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Prospectus. Statements contained in this Prospectus or the Statement of Additional Information concerning the content of the contracts and other legal instruments are only summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.


                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


General Information and History.......................................       3
Performance Data......................................................       3
State Premium Taxes...................................................       6
Services .............................................................       7
         Independent Auditors.........................................       7
         Servicing Agent..............................................       7
         Principal Underwriter........................................       7
         Cancellation of Contract.....................................       7
Appendix A: State Premium Taxes.......................................       8
Financial Statements..................................................       9

                                   APPENDIX A

EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

Example 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.


                  HYPOTHETICAL        AMOUNT                   PURCHASE
CONTRACT          CONTRACT            AVAILABLE WITHOUT        PAYMENTS
YEAR              VALUE               WITHDRAWAL CHARGES       LIQUIDATED          WITHDRAWAL CHARGE
--------          ------------        ------------------       ----------          -----------------
                                                                                   PERCENT    AMOUNT
1                 55,000               5,000(a)                50,000              6%         3,000
3                 50,500               5,000(b)                45,500              5%         2,275
5                 60,000              10,000(c)                50,000              3%         1,500
7                 70,000              20,000(d)                50,000              0%             0


(a) During any contract year the amount that may be withdrawn without withdrawal charges is the greater of accumulated earnings, or 10% of the total purchase payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of purchase payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn without withdrawal charges, the entire $50,000 purchase payment is liquidated and the withdrawal charge is assessed against such liquidated purchase payment (contract value less withdrawal amount without charges).

(b) In the example for the third contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the amount that may be withdrawn without withdrawal charges is equal to 10% of purchase payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less withdrawal amount without charges).

(c) In the example for the fifth contract year, the accumulated earnings of $10,000 is greater than 10% of purchase payments ($5,000), therefore the amount that may be withdrawn without withdrawal charges is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the purchase payments liquidated (contract value less withdrawal amount without charges).

(d) There is no withdrawal charge on any purchase payments liquidated that have been in the contract for at least 6 years.

         Example 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.


HYPOTHETICAL                                WITHDRAWAL         PURCHASE
CONTRACT                PARTIAL WITHDRAW    AMOUNT             PAYMENTS
VALUE                   REQUESTED           WITHOUT CHARGES    LIQUIDATED         WITHDRAWAL CHARGE
------------            ----------------    ---------------    ----------         -----------------
                                                                                  PERCENT    AMOUNT
65,000                  2,000               15,000(a)              0              5%           0
49,000                  5,000               3,000(b)           2,000              5%         100
52,000                  7,000               4,000(c)           3,000              5%         150
44,000                  8,000               0(d)               8,000              5%         400



(a) The amount that can be withdrawn without withdrawal charges during any contract year is the greater of the contract value less the unliquidated purchase payments (accumulated earnings), or 10% of purchase payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the amount that can be withdrawn without withdrawal charges since it is greater than 10% of purchase payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the amount that can be withdrawn without withdrawal charges so no purchase payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the amount that can be withdrawn without withdrawal charges is limited to 10% of purchase payments less all prior withdrawals. Since $2,000 has already been withdrawn earlier in the current contract year, the remaining amount that can be withdrawn without withdrawal charges during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 amount that can be withdrawn without withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated purchase payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of purchase payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the amount that can be withdrawn without withdrawal charges is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $45,000.

(d) The amount that can be withdrawn without withdrawal charges is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of purchase payments ($5,000) has already been utilized. The full amount of $8,000 will result in purchase payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of purchase payments would be available again for withdrawal requests during that year.

                                     PART B



                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                              FNAL VARIABLE ACCOUNT

--------------------------------------------------------------------------------



                                       of



                            First North American Life
                                Assurance Company



                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING








         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing First North American Life Assurance Company ("First North American") at the Annuity Service Office, International Corporate Center at Rye, 555 Theodore Fremd Avenue, Rye, New York 10580 or by telephoning (914) 921-1020.


      The date of this Statement of Additional Information is May 1, 1997.

V9SAI597
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS


                                                                            Page

General Information and History                                             3

Performance Data                                                            3


State Premium Taxes                                                         6

Services                                                                    7
         Independent Auditors                                               7
         Servicing Agent                                                    7
         Principal Underwriter                                              7
         Cancellation of Contract                                           7

Appendix A - State Premium Taxes                                            8

Financial Statements                                                        9

                         GENERAL INFORMATION AND HISTORY

         The FNAL Variable Account ("Variable Account") is a separate investment account of First North American Life Assurance Company ("First North American"), a stock life insurance company organized under the laws of New York in 1992. First North American is a wholly-owned subsidiary of North American Security Life Insurance Company ("Security Life"), a stock life insurance company established in 1979 in Delaware. The ultimate parent of Security Life is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, Security Life was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996, NAL and Manulife merged with the combined company retaining the name Manulife.

                                PERFORMANCE DATA


         Each of the sub-accounts may in its advertising and sales materials quote total return figures. For periods prior to October 31, 1992, performance data will be hypothetical figures based on the assumption that a contract offered by the Prospectus was issued when the sub-accounts first became available for investment under other contracts offered by the Company. Hypothetical performance figures will also be furnished for sub-accounts investing in NASL Series Trust portfolios established on December 31, 1996 in connection with the merger of Manulife Series Fund, Inc. with and into the NASL Series Trust. Such figures are based on the assumption that the sub-accounts had been available for investment under a contract offered by this Prospectus when the applicable Manulife Series Fund portfolio first became available under contracts issued by affiliates of First North American. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and the period since the sub-account became available to contract owners. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. In calculating standardized return figures, all recurring charges are reflected, the asset charges are reflected in changes in unit values and the $30 administration fee is deducted as a dollar amount based on the $35,000 approximate average contract size during 1996. "Recurring charges" is defined as all asset charges (mortality and expense risk fees and administration fees) and the $30 administrative fee. Standardized total return figures will be quoted assuming redemption at the end of the period. Such figures may be accompanied by non-standardized total return figures that are calculated on the same basis as the standardized returns except that the calculations (i) assume no redemption at the end of the period and (ii) do not reflect imposition of the $30 per contract charge inasmuch as the impact of such charge varies by contract size. First North American believes such non-standardized figures are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner. In addition, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods.

                                 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                                        CALCULATED AS OF DECEMBER 31, 1996

 ==================================================================================================================
 TRUST PORTFOLIO                          1 YEAR             5 YEAR            SINCE                 INCEPTION DATE
                                                                               INCEPTION OR
                                                                               10 YEARS,
                                                                               WHICHEVER
                                                                               Shorter
 ------------------------------------------------------------------------------------------------------------------
 Pacific Rim Emerging Markets*                        2.31%               N/A              2.42%            10/4/94
 ------------------------------------------------------------------------------------------------------------------
 International Small Cap                                N/A               N/A              1.99%             3/4/96
 ------------------------------------------------------------------------------------------------------------------
 Small/Mid Cap                                          N/A               N/A             -0.10%             3/4/96
 ------------------------------------------------------------------------------------------------------------------
 Global Equity                                        4.95%             8.19%              6.99%            3/18/88
 ------------------------------------------------------------------------------------------------------------------
 Growth                                                 N/A               N/A              3.75%            7/15/96
 ------------------------------------------------------------------------------------------------------------------
 Equity                                              12.37%            14.42%             12.25%            6/18/85
 ------------------------------------------------------------------------------------------------------------------
 Quantitative Equity*                                10.20%             9.89%              9.06%            4/30/87
 ------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth                                    18.05%               N/A              7.37%           12/13/92
 ------------------------------------------------------------------------------------------------------------------
 Real Estate Securities*                             26.73%            15.50%             11.72%            4/30/87
 ------------------------------------------------------------------------------------------------------------------
 International Growth and Income                      4.94%               N/A              5.42%            1/09/95
 ------------------------------------------------------------------------------------------------------------------
 Growth and Income                                   15.03%            12.51%             12.85%            4/23/91
 ------------------------------------------------------------------------------------------------------------------
 Equity-Income                                       12.09%               N/A             12.13%            2/19/93
 ------------------------------------------------------------------------------------------------------------------
 Aggressive Asset Allocation                          5.33%             8.42%              7.35%            8/03/89
 ------------------------------------------------------------------------------------------------------------------
 Moderate Asset Allocation                            2.44%             7.20%              6.61%            8/03/89
 ------------------------------------------------------------------------------------------------------------------
 Conservative Asset Allocation                       -0.28%             5.69%              5.70%            8/03/89
 ------------------------------------------------------------------------------------------------------------------
 Strategic Bond                                       7.00%               N/A              6.62%            2/19/93
 ------------------------------------------------------------------------------------------------------------------
 Global Government Bond                               5.35%             7.76%              7.97%            3/18/88
 ------------------------------------------------------------------------------------------------------------------
 Capital Growth Bond*                                -4.49%             4.56%              5.88%            6/26/84
 ------------------------------------------------------------------------------------------------------------------
 Investment Quality Bond**                           -4.40%             4.57%              6.38%            4/23/91
 ------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities***                       -3.67%             4.10%              6.28%            5/01/89
 ------------------------------------------------------------------------------------------------------------------
 Money Market                                        -2.11%             2.03%              4.01%            6/18/85
 ------------------------------------------------------------------------------------------------------------------

                               NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                                        CALCULATED AS OF DECEMBER 31, 1996

 ==================================================================================================================
 TRUST PORTFOLIO                          1 YEAR             5 YEAR            SINCE                 INCEPTION DATE
                                                                               INCEPTION OR
                                                                               10 YEARS,
                                                                               WHICHEVER
                                                                               SHORTER
 ------------------------------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------------------------------
 Pacific Rim Emerging Markets*                        8.28%               N/A              4.66%            10/4/94
 ------------------------------------------------------------------------------------------------------------------
 International Small Cap                                N/A               N/A              7.94%             3/4/96
 ------------------------------------------------------------------------------------------------------------------
 Small/Mid Cap                                          N/A               N/A              5.73%             3/4/96
 ------------------------------------------------------------------------------------------------------------------
 Global Equity                                       11.04%             8.70%              7.06%            3/18/88
 ------------------------------------------------------------------------------------------------------------------
 Growth                                                 N/A               N/A              9.82%            7/15/96
 ------------------------------------------------------------------------------------------------------------------
 Equity                                              18.45%            14.84%             12.30%            6/18/85
 ------------------------------------------------------------------------------------------------------------------
 Quantitative Equity*                                16.28%            10.36%              9.12%            4/30/87
 ------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth                                    24.14%               N/A              8.05%           12/13/92
 ------------------------------------------------------------------------------------------------------------------
 Real Estate Securities*                             32.82%            15.90%             11.77%            4/30/87
 ------------------------------------------------------------------------------------------------------------------
 International Growth and Income                     11.03%               N/A              8.35%            1/09/95
 ------------------------------------------------------------------------------------------------------------------
 Growth and Income                                   21.11%            12.96%             13.12%            4/23/91
 ------------------------------------------------------------------------------------------------------------------
 Equity-Income                                       18.18%               N/A             12.95%            2/19/93
 ------------------------------------------------------------------------------------------------------------------
 Aggressive Asset Allocation                         11.41%             8.93%              7.43%            8/03/89
 ------------------------------------------------------------------------------------------------------------------
 Moderate Asset Allocation                            8.42%             7.73%              6.69%            8/03/89
 ------------------------------------------------------------------------------------------------------------------
 Conservative Asset Allocation                        5.53%             6.24%              5.78%            8/03/89
 ------------------------------------------------------------------------------------------------------------------
 Strategic Bond                                      13.09%               N/A              7.55%            2/19/93
 ------------------------------------------------------------------------------------------------------------------
 Global Government Bond                              11.43%             8.28%              8.04%            3/18/88
 ------------------------------------------------------------------------------------------------------------------
 Capital Growth Bond*                                 1.06%             5.14%              5.95%            6/26/84
 ------------------------------------------------------------------------------------------------------------------
 Investment Quality Bond**                            1.14%             5.15%              6.71%            4/23/91
 ------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities***                        1.93%             4.69%              6.35%            5/01/89
 ------------------------------------------------------------------------------------------------------------------
 Money Market                                         3.58%             2.66%              4.08%            6/18/85
 ------------------------------------------------------------------------------------------------------------------



* On December 31, 1996, Manulife Series Fund, Inc. merged with NASL Series Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund portfolio for periods to December 31, 1996. Performance for each of these sub-accounts is based on the historical performance of the predecessor Manulife Series Fund portfolio and reflects the current expenses that an investor would have incurred as a holder of units of the sub-account.


** Because the Investment Quality Bond Trust changed its subadviser and investment objective effective April 23, 1991, the Company has elected to quote performance for the Investment Quality Bond Sub-account only since the date of change in order to quote returns representative of its current objective and produced by its current portfolio manager. Per share information concerning the period prior to the change appears in the Trust's Prospectus. Average annual total rates of return for the one, five, and ten year periods for the sub-account are available upon request.


*** The U.S. Government Securities Sub-account commenced operations on March 18, 1988 by investing in shares of the Convertible Securities Trust. That Trust changed its investment objective and its investment Subadviser effective May 1, 1989, pursuant to a vote of its shareholders. In view of the change in investment objective and portfolio manager, the U.S. Government Securities Sub-account has elected to quote performance only since the date of the change in order to quote returns representative of its current objective and produced by its current portfolio manager. Per share information concerning the period prior to the change appears in the Trust's Prospectus. Average annual total rates of return for the one, five, and ten year periods for the sub-account are available upon request.


         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                               STATE PREMIUM TAXES


New York does not currently assess a premium tax. In the event New York does impose a premium tax, the Company reserves the right to pass-through such tax to contract owners. For residents of all other states, except for residents in South Dakota, Pennsylvania, Kentucky or Wyoming, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments unless required otherwise by applicable law. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. (See "APPENDIX A: STATE PREMIUM TAXES") FOR RESIDENTS OF SOUTH DAKOTA, PENNSYLVANIA, KENTUCKY OR WYOMING, THE FOLLOWING PREMIUM TAX ASSESSMENT WILL APPLY: A premium tax will be assessed against all non-qualified purchase payments received from contract owners who are residents of South Dakota. The rate of tax is 1.25% for South Dakota residents. A premium tax will be assessed against all non-qualified purchase payments received on or after March 1, 1997 from contract owners who are residents of Kentucky or Wyoming. A premium tax will be assessed against all qualified purchase payments received on or after March 1, 1997 from contract owners who are residents of Kentucky or Wyoming. The rate of tax is 2.00% for Kentucky residents and 1.00% for Wyoming residents. Purchase payments received for the period October 1, 1992 through September 7, 1995 for non-qualified contracts of Pennsylvania residents will be assessed a 2.00% premium tax; purchase payments received on or after September 8, 1995 will not be assessed a premium tax. For purchase payments received on or after October 1, 1992, (March 1, 1997 for Kentucky and Wyoming) the state premium tax will be collected upon payment of any withdrawal benefits, upon any annuitization or payment of death benefits. For purchase payments received prior to October 1, 1992 (March 1, 1997 for Kentucky and Wyoming) the premium tax will be deducted upon annuitization only. In the states of Pennsylvania and South Dakota, purchase payments received in connection with the funding of a qualified plan are exempt from state premium tax.

                                    SERVICES



INDEPENDENT AUDITORS



         The financial statements of First North American and the Variable Account at December 31, 1996 and for the year then ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.



         The consolidated balance sheet as of December 31, 1995 and the consolidated statements of operations, capital surplus, and cash flows for each of the two years in the period ended December 31, 1995, appearing in this Statement of Additional Information have been included herein reliance on the report, which includes language explaining the basis of accounting used and whose opinion is modified in consideration of the fact that such basis of accounting after 1996 (upon issuance of 1996 financial statements) differs from generally accepted accounting principles, of Coopers & Lybrand L.L.P., independent accountants given on the authority of said firm as experts in accounting and auditing.


         The financial statements of First North American which are included in the Statement of Additional Information should be considered only as bearing on the ability of First North American to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT


         Vantage Computer Systems, Inc. ("Vantage") provides to First North American a computerized data processing recordkeeping system for variable annuity administration. Vantage provides various daily, semimonthly, monthly, semiannual and annual reports including: daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions; semimonthly commission statements; monthly summaries of agent production and daily transaction reports; semiannual statements for contract owners; and annual contract owner tax reports. Vantage receives approximately $7.50 per policy per year, plus certain other fees paid by First North American for the services provided.


PRINCIPAL UNDERWRITER


     NASL Financial Services, Inc., a wholly-owned subsidiary of Security Life, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to NASL Financial Services, Inc. was $7,049,687 in 1996, $5,659,896 in 1995 and $6,512,457 in 1994. The amount retained by NASL Financial Services, Inc. during 1996, 1995 and 1994 was $0, $0 and $0, respectively.


CANCELLATION OF CONTRACT

         The Company may, at its option, cancel a contract at the end of any three consecutive contract years in which no purchase payments by or on behalf of the contract owner have been made, if both (i) the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and (ii) the contract value at the end of such three year period is less than $2,000. The Company, as a matter of administrative practice, will attempt to notify a contract owner prior to such cancellation in order to allow the contract owner to make the necessary purchase payment to keep the contract in force.

                                   APPENDIX A

         STATE PREMIUM TAXES

         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.


                                                         TAX RATE
                                               -----------------------------
                                               QUALIFIED       NON-QUALIFIED
STATE                                          CONTRACTS         CONTRACTS
----------------------------------------------------------------------------
CALIFORNIA                                         .50%             2.35%
DISTRICT OF COLUMBIA                              2.25%             2.25%
KANSAS                                             .00              2.00%
KENTUCKY                                          2.00%             2.00%
MAINE                                              .00              2.00%


NEVADA                                             .00              3.50%
PUERTO RICO                                       1.00%             1.00%
SOUTH DAKOTA                                       .00              1.25%
TEXAS                                              .04%              .04%
WEST VIRGINIA                                     1.00%             1.00%
WYOMING                                            .00              1.00%

                              FINANCIAL STATEMENTS

                         AUDITED FINANCIAL STATEMENTS

                  FIRST NORTH AMERICAN LIFE ASSURANCE COMPANY

                        (A Wholly-Owned Subsidiary of
               North American Security Life Insurance Company)

                 Years ended December 31, 1996, 1995 and 1994

                            First North American Life
                                Assurance Company
                        (A Wholly-Owned Subsidiary of
               North American Security Life Insurance Company)

                 Audited Statutory-Basis Financial Statements


                 Years ended December 31, 1996, 1995 and 1994




                                    CONTENTS

Report of Independent Auditors................................................1

Audited Financial Statements

Balance Sheets--Statutory-Basis...............................................3
Statements of Operations--Statutory-Basis.....................................4
Statements of Changes in Capital and Deficit--Statutory-Basis.................5
Statements of Cash Flows--Statutory-Basis.....................................6
Notes to Statutory-Basis Financial Statements.................................7

                         Report of Independent Auditors


Board of Directors and Shareholder
First North American Life Assurance Company


We have audited the accompanying statutory-basis balance sheet of First North American Life Assurance Company (a wholly-owned subsidiary of North American Security Life Insurance Company) as of December 31, 1996, and the related statutory-basis statements of operations, changes in capital and deficit and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of First North American Life Assurance Company at December 31, 1996, or the results of its operations or its cash flows for the year then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First North American Life Assurance Company at December 31, 1996 and the results of its operations and its cash flows for the year then ended in conformity with accounting practices prescribed or permitted by the New York State Insurance Department.



Boston, Massachusetts
February 21, 1997
                                                Ernst & Young LLP

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Board of Directors and Shareholders of First North American Life Assurance Company:


We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of First North American Life Assurance Company (a wholly-owned subsidiary of North American Life Assurance Company of New York, Canada) as of December 31, 1995 and the related statutory statements of operations, capital and surplus, and cash flows for the two years in the period ended December 31, 1995. These statutory financial statement are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP), which practices after 1996 (upon issuance of 1996 financial statements) differ from generally accepted accounting principles (GAAP). The effects on the financial statements of the variances between SAP and GAAP are not currently determinable.

In our report dated February 23, 1996, we expressed our opinion that the 1995 and 1994 financial statements, prepared using SAP, presented fairly, in all material respects, the financial position of North American Security Life Insurance Company as of December 31, 1995 and the results of its operations, and its cash flows for the two years in the period ended December 31, 1995 in conformity with GAAP. As described in Note 1 to the financial statements, financial statements of wholly-owned stock life subsidiaries of mutual life insurance enterprises prepared in accordance with SAP are no longer considered to be presented in conformity with GAAP. Accordingly, our present opinion on the 1995 and 1994 financial statements as presented herein is different from that expressed in our previous report.

In our opinion, because of the effects of the matter discussed in the two preceding paragraphs, the financial statements referred to above do not present fairly in conformity with GAAP, the financial position of First North American Life Assurance Company as of December 31, 1995, or the results of its operations or its cash flows for the two years in the period ended December 31, 1995.


In our opinion, the statutory financial statements referred to above present fairly, in all material respects the financial condition of First North American Life Assurance Company as of December 31, 1995, and the results of its operations and its cash flows for the two years in the period ended December 31, 1995, on the basis of accounting described in Note 1.





                                                    COOPERS & LYBRAND L.L.P.


Boston, Massachusetts
February 23, 1996, except for the information in Note 1 - "Basis of Presentation", for which the date is February 21, 1997


                   First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)

                         Balance Sheets--Statutory-Basis


                                                                   DECEMBER 31
                                                             1996          1995
                                                        ----------------------------
ADMITTED ASSETS
Bonds                                                    $ 82,204,775   $ 72,506,765
Cash and short-term investments                             8,089,101     10,924,688
Accrued investment income                                   1,528,000      1,521,013
State income tax recoverable                                   18,617        169,102
Policy loans                                                  183,070         67,323
Separate account assets                                   361,309,525    216,807,655
                                                         ---------------------------

Total admitted assets                                    $453,333,088   $301,996,546
                                                         ===========================

LIABILITIES, CAPITAL AND DEFICIT
Liabilities:
   Aggregate reserves                                     $ 79,708,490  $ 80,630,795
   Transfers from separate account, net                    (13,279,792)   (8,948,130)
   Borrowed money                                                          2,001,417
   Payable to Parent and affiliate                           2,016,646     1,152,224
   Asset valuation reserve                                     332,653       199,691
   Interest maintenance reserve                                375,672       364,729
   Other liabilities                                           604,824       966,383
   Separate account liabilities                            361,309,525   216,807,655
                                                          --------------------------
Total liabilities                                          431,068,018   293,174,764

Capital and deficit:
   Common stock (shares authorized, issued and
     outstanding: 2,000,000; par value $1)                   2,000,000     2,000,000
   Paid-in capital in excess of par value                   24,800,000    11,500,000
   Unassigned deficit                                       (4,534,930)   (4,678,218)
                                                          --------------------------
Total capital and deficit                                   22,265,070     8,821,782
                                                          --------------------------

Total liabilities, capital and deficit                    $453,333,088  $301,996,546
                                                          ==========================

See accompanying notes.


                   First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)

                    Statements of Operations--Statutory-Basis



                                                            YEAR ENDED DECEMBER 31
                                                        1996            1995         1994
                                                 -----------------------------------------
Revenues:
  Annuity considerations and deposits            $116,736,289   $89,142,231   $107,925,456
  Net investment income                             5,303,010     4,773,019      1,048,795
                                                 -----------------------------------------
Total revenues                                    122,039,299    93,915,250    108,974,251

Expenses:
  Annuity benefits                                 16,793,601    13,492,673      5,576,889
  Increase (decrease) in reserves                    (922,305)   41,026,784     31,083,813
  Commissions                                       4,075,498     3,119,978      3,777,391
  General expenses                                  4,843,155     3,554,429      3,827,352
  Increase in separate account liability           96,404,376    33,198,775     65,510,108
                                                 -----------------------------------------
Total expenses                                    121,194,325    94,392,639    109,775,553

Gain (loss) from operations before federal
  income taxes and net realized losses                844,974      (477,389)      (801,302)

Federal income taxes                                  612,686       101,510         65,322
                                                 -----------------------------------------
Gain (loss) from operations before net realized
  losses                                              232,288      (578,899)      (866,624)

Net realized losses                                      (973)
                                                 -----------------------------------------
Net income (loss)                                $    231,315   $  (578,899)  $   (866,624)
                                                 =========================================

See accompanying notes.


                   First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)

          Statements of Changes in Capital and Deficit--Statutory-Basis



                                                   PAID-IN
                                               CAPITAL IN EXCESS                      TOTAL
                                      COMMON            OF         UNASSIGNED      CAPITAL AND
                                      STOCK         PAR VALUE        DEFICIT         DEFICIT
                                      --------------------------------------------------------
Balances at January 1, 1994           $2,000,000   $ 8,500,000    $(1,373,463)      $9,126,537
 Net loss                                                            (866,624)        (866,624)
 Increase in nonadmitted assets                                      (107,834)        (107,834)
 Increase in asset valuation reserve                                  (48,439)         (48,439)
                                      --------------------------------------------------------
Balances at December 31, 1994          2,000,000     8,500,000     (2,396,360)       8,103,640
 Net loss                                                            (578,899)        (578,899)
 Additional paid-in capital                          3,000,000                       3,000,000
 Change in reserve valuation basis                                 (1,713,707)      (1,713,707)
 Decrease in nonadmitted assets                                       154,099          154,099
 Increase in asset valuation reserve                                 (143,351)        (143,351)
                                      --------------------------------------------------------
Balances at December 31, 1995          2,000,000    11,500,000     (4,678,218)       8,821,782
 Net income                                                           231,315          231,315
 Additional paid-in capital                         13,300,000                      13,300,000
 Decrease in nonadmitted assets                                        44,935           44,935
 Increase in asset valuation reserve                                 (132,962)        (132,962)
                                      --------------------------------------------------------

Balances at December 31, 1996         $2,000,000   $24,800,000    $(4,534,930)      22,265,070
                                      ========================================================

                                                                               5
See accompanying notes.


                   First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)

                    Statements of Cash Flows--Statutory-Basis


                                                            YEAR ENDED DECEMBER 31
                                                    1996              1995               1994
                                               ---------------------------------------------------
OPERATING ACTIVITIES
Annuity considerations and deposits           $ 116,736,289       $ 89,142,231        $107,925,456
Net investment income                             5,359,641          3,622,972           1,082,479
Surrender benefits and other fund
  withdrawals paid
                                                (14,430,908)        (9,892,657)         (5,195,538)
Other benefits paid to policyholders             (2,368,633)        (3,597,101)           (371,351)
Commissions, other expenses and taxes paid       (8,888,890)        (6,514,600)         (7,698,601)
Net transfers to separate account              (100,736,038)       (34,354,414)        (69,221,494)
Federal income taxes                                                  (101,510)            (65,322)
                                              ----------------------------------------------------
Net cash provided by (used for) operating
  activities
                                                 (4,328,539)        38,304,921          26,455,629

INVESTING ACTIVITIES
Proceeds from bonds sold, matured or repaid      31,658,755         18,834,870           7,404,273
Cost of bonds acquired                          (41,409,440)       (69,601,394)        (18,628,562)
Net loss on cash and short-term investments            (973)
Net increase in policy loans                       (115,747)           (67,323)
                                              ----------------------------------------------------
Net cash used by investing activities            (9,867,405)       (50,833,847)        (11,224,289)

OTHER CASH PROVIDED (APPLIED)
Capital and surplus paid-in                      13,300,000          3,000,000
Borrowed money                                   (2,001,417)         2,000,000
Other sources                                       473,275            882,019             589,197
Other applications                                 (411,501)           (90,196)         (1,046,518)
                                              ----------------------------------------------------
Net other cash provided (used)                   11,360,357          5,791,823            (457,321)
                                              ----------------------------------------------------

Net change in cash and short-term investments
                                                 (2,835,587)        (6,737,103)         14,774,019

Balance at beginning of year                     10,924,688         17,661,791           2,887,772
                                              ----------------------------------------------------

Balance at end of year                        $   8,089,101       $ 10,924,688        $ 17,661,791
                                              ====================================================

See accompanying notes.

                   First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


                  Notes to Statutory-Basis Financial Statements

                                December 31, 1996



1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

First North American Life Assurance Company (the Company), a stock life insurance company, was organized on February 10, 1992 under the laws of the state of New York. The Company is a wholly-owned subsidiary of North American Security Life Insurance Company (Security Life or Parent). Security Life is a wholly-owned subsidiary of NAWL Holding Company Inc. (NAWL). NAWL holds all the outstanding shares of the Company and Wood Logan Associates, Inc. (WLA). Manufacturers Life Insurance Company (MLI) owns all class A shares of NAWL, representing 85% of the voting shares of NAWL. Certain employees of WLA own all class B shares, which represent the remaining 15% voting interest in NAWL. Prior to January 1, 1996, Security Life was a wholly-owned subsidiary of North American Life Assurance Company (NAL), a Canadian mutual life insurance company.

On January 1, 1996, NAL merged with MLI. The surviving company will conduct business under the name "Manufacturers Life Insurance Company". Effective January 1, 1996, immediately following the merger, the Company's Parent went through a corporate restructuring which resulted in the formation of a newly organized holding corporation, NAWL.

On December 22, 1995, the New York State Insurance Department approved the application submitted to MLI to acquire control of FNAL subject to commitment letters given to the Department by MLI and FNAL. As part of the agreement, MLI contributed $13.3 million of additional surplus to FNAL in 1996.

The Company issues fixed and variable annuity contracts in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the General Account of the Company. The Company invests all assets in the General Account in fixed income securities. Amounts invested in the variable portion of the annuity contracts are allocated to the FNAL Variable Account, a separate account of the Company. The assets of the FNAL Variable Account contracts are invested in shares of the NASL Series Trust, a no-load, open-end management investment company organized as a Massachusetts business trust.

                   First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


            Notes to Statutory-Basis Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NASL Financial Services, Inc. (NASL Financial or Affiliate), a wholly-owned subsidiary of Security Life, acts as the investment advisor to the NASL Series Trust and as principal underwriter of the variable annuity contracts. NASL Financial has entered into a promotional agent agreement with WLA, to act as the promotional agent of annuity contract sales.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which would impact the amounts reported and disclosed herein.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from generally accepted accounting principles
(GAAP).

The 1995 financial statements presented for comparative purposes were previously described as also being prepared in accordance with GAAP for stock life insurance subsidiaries of a mutual life parent. Pursuant to FASB Interpretation 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises (FIN 40), as amended, which is effective for 1996 annual financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP. Furthermore, financial statements prepared in conformity with statutory accounting practices for periods prior to the effective date of FIN 40 are not considered GAAP presentations when presented in comparative form with the financial statements for periods subsequent to the effective date. Accordingly, the 1995 financial statements are no longer considered to be presented in conformity with GAAP.

                   First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


            Notes to Statutory-Basis Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The more significant variances from GAAP are as follows

Investments: Investments in bonds are reported at amortized cost based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital for those designated as available-for-sale.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the "interest maintenance reserve" in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve. The "asset valuation reserve" is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned deficit. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances would be provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines would be charged to earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment products, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as "nonadmitted," principally furniture and equipment, are excluded from the accompanying balance sheets and are charged directly to unassigned deficit.

                  First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


            Notes to Statutory-Basis Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuity Considerations and Deposits: Revenues for annuity considerations and deposits consist of the entire premium received and annuity benefits represent the death benefits, annuitizations and withdrawals and surrenders paid and the change in policy reserves. Under GAAP, annuity considerations and deposits received in excess of policy charges would not be recognized as premium revenue and annuity benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Aggregate Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Federal Income Taxes: Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

                   First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


            Notes to Statutory-Basis Financial Statements (continued)


1.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other significant accounting policies are as follows:

INVESTMENTS AND INVESTMENT INCOME

Investments are valued in accordance with rules promulgated by the NAIC. Bonds not backed by loans are valued at amortized cost using the constant yield method.

Loan-backed bonds and structured securities are valued at amortized cost using the constant yield method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer survey values. These assumptions are consistent with the current interest rate and economic environment. The retrospective method is being used to value all securities.

Investment income is recognized on the accrual basis. Unrealized gains or losses on investments are recorded in unassigned deficit. Realized gains or losses on investments sold are determined on the basis of the specific identification method.

SHORT-TERM INVESTMENTS

Short-term investments generally consist of treasury bills, commercial paper and money market instruments whose maturities at the time of acquisition are one year or less. Short-term instruments are valued at cost, which approximates market value.

                  First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


            Notes to Statutory-Basis Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ANNUITY CONSIDERATIONS AND DEPOSITS

Annuity considerations and deposits are recognized as revenue when received. Expenses, including acquisition costs such as commissions and other costs in connection with acquiring new business, are charged to operations as incurred.

AGGREGATE RESERVES

The reserves, developed using accepted actuarial methods, have been established and maintained on the basis of published mortality tables and prescribed interest rates per the State of New York. The method used for the valuation of annuities is the Commissioner's Annuity Reserve Valuation Method (CARVM). Under this method the reserve is the highest present value of all future guaranteed cash surrender values.

Surrender values on policies do not exceed the corresponding reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves. During 1996, an additional reserve of $500,000 was established as a result of the Company's cash flow testing.

SEPARATE ACCOUNT

Separate account assets and liabilities reported in the accompanying balance sheet represent mutual funds that are separately administered for the exclusive benefit of variable annuity contractholders and are reported at fair market value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, the income, realized and unrealized gains and losses from such investments, is offset by an equivalent change in the liabilities related to the separate accounts. Transfers from the separate account, net, primarily represent the difference between the contract owner's account value and the CARVM reserves. Fees charged on separate account deposits are included in other income.

                  First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


            Notes to Statutory-Basis Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The Asset Valuation Reserve (AVR) provides for potential market and credit losses on general account invested assets. Changes in the AVR are accounted for as a direct increase or decrease in unassigned deficit. The Interest Maintenance Reserve (IMR) captures realized capital gains and losses which result from changes in interest rates for all fixed income securities and amortizes these capital gains and losses into investment income over the original life of the investments.

FEDERAL INCOME TAXES

The Company will participate as a member of the NAWL affiliated group, filing a consolidated federal income tax return. The Company will file a separate New York State return.

The method of allocation between the companies is subject to a tax sharing agreement. The tax liability is allocated to each member on a pro-rata basis based on the relationship that the member's tax liability (computed on a separate return basis) bears to the tax liability of the consolidated group. The tax charge to the Company will not be more than the Company would have paid on a separate return basis.

2. PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the State of New York Insurance Department. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1997, will likely change, to some

                   First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


            Notes to Statutory-Basis Financial Statements (continued)

2. PERMITTED STATUTORY ACCOUNTING PRACTICES (CONTINUED)

extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory financial statements.

The impact of any such changes on the Company's statutory-surplus cannot be determined at this time and could be material.

3. RELATED PARTY TRANSACTIONS

The Company utilizes various services and personnel of the Parent for accounting, actuarial, administration and systems support. These costs are allocated to the Company based on the percentage of time incurred by the Parent's personnel in connection with services rendered on behalf of the Company. The total costs allocated for these services in 1996, 1995 and 1994 were approximately $661,000, $456,000 and $418,000, respectively.

The Company's insurance contracts are distributed through NASL Financial pursuant to an underwriting agreement. NASL Financial is responsible for the payment of all commissions and has agreed to charge the Company commissions and expense allowances equal to 6% of all annuity contract sales.

The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial condition or results of operations if the Company had been operated as an unaffiliated corporation.

4.  INVESTMENTS

Net investment income was as follows:

                                       1996         1995       1994
                                     -----------------------------------

Bonds                                $4,476,472   $4,436,994    $874,148
Short-term investments                  873,146      403,497     235,859
Amortization of IMR                      78,801        5,105     (17,670)
Investment expenses                    (125,409)     (72,577)    (43,542)
                                     -----------------------------------

Net investment income                $5,303,010   $4,773,019  $1,048,795
                                     ===================================

                  First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


            Notes to Statutory-Basis Financial Statements (continued)


4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair values of investments in debt securities at December 31, 1996 and 1995 are as follows:

                                                    GROSS            GROSS         ESTIMATED
                              AMORTIZED           UNREALIZED      UNREALIZED         FAIR
                                COST                GAINS           LOSSES          VALUE
                              ==============================================================
                                                      (In thousands)
<STUB>
December 31, 1996:
U.S. Treasury securities and
   obligations of U.S.
Government agencies              $ 3,244          $   193                            $ 3,437
Corporate securities              73,366            1,082              $191           74,257
Mortgage-backed securities         1,017                                  5            1,012
States, territories and
 possessions                       4,578              182                              4,760
                              --------------------------------------------------------------

Total                            $82,205           $1,457              $196          $83,466
                              ==============================================================



                                                    GROSS            GROSS         ESTIMATED
                              AMORTIZED           UNREALIZED       UNREALIZED        FAIR
                                COST                GAINS            LOSSES         VALUE
                             ================================================================
                                                          (In thousands)
<STUB>
December 31, 1995:
U.S. Treasury securities and
   obligations of U.S.
   Government agencies              $   405          $   17                           $   422
Corporate securities                 62,976           2,282              $10           65,248
Mortgage-backed securities            2,507               2                             2,509
States, territories and
possessions
                                      6,619             329                             6,948
                                    ---------------------------------------------------------
Total                               $72,507           $2,630             $10          $75,127
                                    =========================================================



                   First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


            Notes to Statutory-Basis Financial Statements (continued)

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of debt securities at December 31, 1996 by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers or lenders may have the right to call or prepay obligations with or without call or prepayment penalties. The fair values of investments in debt securities were determined based on quoted market price or dealer quotes.


                                               AMORTIZED     ESTIMATED FAIR
                                                 COST             VALUE
                                         -----------------------------------
                                                   (In thousands)


Due in one year or less                         $17,626          $17,627
Due after one year through five years            46,623           47,701
Due after five years through ten years           13,154           13,185
Due after ten years through twenty years           1960            1,929
Over twenty years                                  2842            3,024
                                               -----------------------------

Total                                           $82,205          $83,466
                                               =============================

In 1996, 1995 and 1994, gross realized gains on sales of investments in debt securities were $90,811, $466,167 and $11,321, respectively, and gross realized losses were $2,039, $0 and $125,000, respectively. Net realized gains (losses) of $89,745, $466,167 and ($113,679) were transferred to IMR in 1996, 1995 and
1994, respectively.

A United States Treasury note with a statement value of $401,651 at December 31, 1996 was in a custody account on behalf of the New York State Insurance Department and is included with bonds on the Statement of Admitted Assets, Liabilities, Capital and Surplus.

                   First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


            Notes to Statutory-Basis Financial Statements (continued)


5. LIFE AND ANNUITY ACTUARIAL RESERVES

The Company issues flexible premium deferred combination fixed and variable annuity contracts. Reserves for these contracts are established using the Commissioners Annuity Reserve Valuation Method (CARVM) as adopted by the New York State Insurance Department. The reserves for the fixed portion of the contracts are held in the general account and the reserves for the variable portion of the contracts are held in the separate account. In addition, the Company holds a minimum death benefit guaranteed reserve in the general account, in the amount of $303,773, to cover the death benefit guarantees on the variable portion of the contracts. The Company does not offer surrender values in excess of the reserves.

Withdrawal characteristics of annuity actuarial reserves are as follows (in thousands):
Subject to discretionary withdrawal with market value
 adjustment                                                   $ 58,358        13.64%

Subject to discretionary withdrawal at book value less
 surrender charge (of 5% or more)                               19,113         4.47
Subject to discretionary withdrawal at market value            348,333        81.44
                                                              ---------------------
Subtotal                                                       425,804        99.55%

Subject to discretionary withdrawal at book value without
 adjustment                                                        903          .21
Not subject to discretionary withdrawal provision                1,031          .24

                                                              ---------------------

Total annuity actuarial reserve and deposit fund liabilities  $427,738          100%
                                                              =====================


For the year ended December 31, 1995, the New York State Insurance Department instructed the Company to change from the Change in Funds valuation basis to the Issue Year basis. This change resulted in an increase in reserves of $1,713,707. In accordance with NAIC reporting guidelines, this was reflected as a direct charge to surplus in 1995.

                  First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


            Notes to Statutory-Basis Financial Statements (continued)


6. LEASES

The Company leases office space under an operating lease agreement which expires in 1999 and is subject to a renewal option at market rates prevailing at the time of renewal. For the years ended December 31, 1996, 1995 and 1994, the Company incurred rent expense of $79,950, $72,695 and $72,695, respectively. The minimum lease payments associated with the office space are as follows:


                                               MINIMUM LEASE
                                  YEAR            PAYMENTS
                            -------------------------------------
                                  1997           $  73,994
                                  1998              81,648
                                  1999              61,236
                                                 ----------------

                                  Total           $216,878
                                                 ================

7.  BORROWED MONEY

The Company has an unsecured line of credit with State Street Bank and Trust, in the amount of $5 million, bearing interest at various pricing options based upon the money market rates quoted by the bank. The outstanding balances at December 31, 1996 and 1995 were $0 and $2,000,000, respectively. Interest expense was approximately $27,000, $1,400 and $0 for the years ended December 31, 1996, 1995 and 1994, respectively.

                   First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


            Notes to Statutory-Basis Financial Statements (continued)


8. SEPARATE ACCOUNT

Annuity considerations and deposits for the separate account during 1996, 1995 and 1994 were $98,328,113, $56,218,157 and $80,714,388, respectively. A reconciliation of the amounts transferred to and from the separate account is presented below:


                                                                                 1996
                                                                        ------------------------
                                                                             (In thousands)
Transfers as reported in the Summary of Operations of the Separate
Account Statements:
  Transfers to separate account                                               $121,102,516
  Transfers from separate account                                              (24,195,491)
                                                                        ------------------------
Net transfers to separate account                                               96,907,025

Reconciling Adjustments:
  Suspense Account Adjustment                                                     (502,649)
                                                                        ------------------------

Transfers  as reported in the  Statement  of  Operations  of the Life,
  Accident & Health Annual Statement                                          $ 96,404,376
                                                                        ========================


9. EMPLOYEE RETIREMENT PLAN

Prior to December 31, 1995, NAL maintained the NALACO Pension Plan, a defined benefit pension plan for all U.S. employees, which vests at five years of service. Sponsorship of this plan was assumed by MLI at the time of the merger. Benefit payout is a function of years of service and average earnings during the employee's last five years of service. MLI's funding policy is to contribute annually the normal cost up to the maximum amount that can be deducted for federal income tax purposes and to charge each subsidiary for its allocable share of such contributions based on a percentage of payroll. No pension cost was allocated to the Company in 1996, 1995 or 1994, as the plan was subject to the full funding limitation under the Internal Revenue Code. At December 31, 1996 the plan's total accumulated benefit obligation determined in accordance with FASB 87, and valued as of January 1, 1996 based upon an assumed

                  First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


            Notes to Statutory-Basis Financial Statements (continued)

9. EMPLOYEE RETIREMENT PLAN (CONTINUED)

interest rate of 7%, was $10,183,862, including vested benefits of $10,094,294, and fair value of assets of $24,427,811.

NASL sponsors a defined contribution retirement plan established pursuant to regulation 401(k) of the Internal Revenue Code. All Company employees are eligible after one year of service and upon attaining age 21. The Company voluntarily contributes two percent of base pay plus fifty percent of the employee savings contribution. The employee savings contribution is limited to six percent of base pay. The Company contributed $7,992 , $6,175 and $4,459 in 1996, 1995 and 1994, respectively.

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and Short-term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds: Fair values for bonds are based on quoted market prices, where applicable. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services.

Assets and Liabilities of Separate Accounts: Separate account assets and liabilities are reported at estimated fair value in the Company's balance sheets.

Aggregate Reserves: Fair values of the Company's liabilities under contracts not involving significant mortality risk (deferred annuities) are stated at the cost the Company would incur to extinguish the liability; i.e., the cash surrender value.

                  First North American Life Assurance Company
                          (A Wholly-Owned Subsidiary of
                 North American Security Life Insurance Company)


            Notes to Statutory-Basis Financial Statements (continued)


10.  FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following sets forth a comparison of the carrying values and fair values of the Company's financial instruments at December 31, 1996 and 1995.

                                                  DECEMBER 31, 1996                  DECEMBER 31, 1995
                                           CARRYING              FAIR           CARRYING           FAIR
                                            VALUE               VALUE             VALUE           VALUE
                                      ---------------------------------------------------------------------

ASSETS:
Bonds                                    $ 82,204,775      $ 83,466,000      $ 72,506,765      $ 75,127,000
Cash and short-term
 investments                                8,089,101         8,089,101        10,924,688        10,924,688
Assets held in separate
 accounts
                                          361,309,525       361,309,525       216,807,655       216,807,655

LIABILITIES:
Aggregate reserves for deferred
 annuities                                 79,708,490        74,985,163        80,630,795        76,820,216
Liabilities held in separate
  accounts                                348,029,733       361,309,525       207,859,524       216,807,655

                         REPORT OF INDEPENDENT AUDITORS



To the Contract Owners of
   FNAL Variable Account of First North American Life Assurance Company:

We have audited the accompanying statement of assets and contract owners' equity of FNAL Variable Account of First North American Life Assurance Company (the Company) as of December 31, 1996, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1996 financial statements referred to above present fairly, in all material respects, the financial position of FNAL Variable Account of First North American Life Assurance Company at December 31, 1996, and the results of its operations and the changes in its net assets for the year then ended in conformity with generally accepted accounting principles.




Boston, Massachusetts
February 14, 1997
                                                Ernst & Young LLP

                        REPORT OF INDEPENDENT ACCOUNTANTS





To the Contract Owners of
   FNAL Variable Account:


We have audited the accompanying statement of assets and liabilities of the sub-accounts comprising FNAL Variable Account (consisting of the Equity, Investment Quality Bond, Growth and Income, Blue Chip Growth, Money Market, Global Equity, Global Government Bond, U.S. Government Securities, Conservative Asset Allocation, Moderate Asset Allocation, Aggressive Asset Allocation, Equity-Income, Strategic Bond and International Growth and Income sub-accounts) of First North American Life Assurance Company as of December 31, 1995 and the related statements of operations and changes in net assets of the Equity, Investment Quality Bond, Growth and Income, Blue Chip Growth, Money Market, Global Equity, Global Government Bond, U.S. Government Securities, Conservative Asset Allocation, Moderate Asset Allocation, Aggressive Asset Allocation, Equity-Income and Strategic Bond sub-accounts for the year then ended and the related statement of operations and changes in net assets of the International Growth and Income sub-account for the period January 9, 1995 (date of commencement of operations to December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned sub-accounts comprising FNAL Variable Account of First North American Life Assurance Company as of December 31, 1995, and the results of their operations and the changes in their net assets for the year then ended or the period indicated, in conformity with generally accepted accounting principles.

                                                   Coopers & Lybrand L.L.P.

Boston, Massachusetts
February 23, 1996

FNAL VARIABLE ACCOUNT

STATEMENT OF ASSETS AND CONTRACT OWNERS'  EQUITY -- December 31, 1996


ASSETS
Investments at market value:
Subaccounts:
  Equity Portfolio   2,660,322 Shares (Cost $48,924,637)                              $ 60,176,479
  Investment Quality Bond Portfolio   550,714 Shares (Cost $6,389,620)                   6,547,987
  Growth and Income Portfolio   2,708,721 Shares (Cost $41,023,429)                     52,495,021
  Blue Chip Growth Portfolio   1,553,181Shares (Cost $17,058,938)                       22,226,023
  Money Market Portfolio   1,847,291 Shares (Cost $18,472,906)                          18,472,906
  Global Equity Portfolio   2,003,713 Shares (Cost $32,353,705)                         35,746,247
  Global Government Bond Portfolio   611,520 Shares (Cost $8,248,949)                    9,154,452
  U.S. Government Securities Portfolio  994,138 Shares (Cost $12,854,519)               13,241,913
  Conservative Asset Allocation Portfolio   551,534 Shares (Cost $6,096,577)             6,419,859
  Moderate Asset Allocation Portfolio   1,724,610 Shares (Cost $19,869,461)             21,540,378
  Aggressive Asset Allocation Portfolio   745,392 Shares (Cost $8,935,636)              10,025,525
  Equity-Income Portfolio   3,494,017 Shares (Cost $43,491,636)                         53,842,801
  Strategic Bond Portfolio   1,844,309 Shares (Cost $20,218,703)                        22,039,495
  International Growth and Income Portfolio   1,075,837 Shares (Cost $11,549,687)       12,662,605
  Growth  Portfolio   140,285 Shares (Cost $1,901,257)                                   1,926,120
  Small/Mid Cap Portfolio   737,655 Shares (Cost $9,480,921)                             9,862,447
  International Small Cap Portfolio   362,446 Shares (Cost $4,742,144)                   4,929,267
                                                                                        ----------

  Total assets...................................................................     $361,309,525
                                                                                      ============


CONTRACT OWNERS' EQUITY
  Variable annuity contracts.....................................................     $361,309,525

    Total contract owners' equity................................................     $361,309,525
                                                                                      ============

                             See accompanying notes.

FNAL VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                              Sub-Account
                                         ------------------------------------------------------------------------------------
                                                                              Investment
                                                  Equity                     Quality Bond              Growth and Income
                                         --------------------------    ------------------------    --------------------------
                                           Year Ended December 31       Year Ended December 31       Year Ended December 31
                                         --------------------------    ------------------------    --------------------------
                                             1996           1995           1996         1995           1996          1995
                                         -----------    -----------    ----------    ----------    -----------    -----------
Income:
 Dividends ...........................   $ 4,212,194    $   135,620    $  330,960    $  271,523    $ 1,201,526    $   533,062
Expenses:
 Mortality & expense risk and
  administrative charges .............       696,214        360,127        81,731        64,712        554,839        308,504
                                         -----------    -----------    ----------    ----------    -----------    -----------

Net investment income (loss) .........     3,515,980       (224,507)      249,229       206,811        646,687        224,558
Net realized gain (loss) .............       803,960        611,935       (41,679)      (32,802)       699,979        375,818
Unrealized appreciation
(depreciation) during the period .....     4,001,154      7,719,374      (126,465)      580,422      6,590,316      4,617,755
                                         -----------    -----------    ----------    ----------    -----------    -----------

Net increase in net assets
  from operations ....................     8,321,094      8,106,802        81,085       754,431      7,936,982      5,218,131
                                         -----------    -----------    ----------    ----------    -----------    -----------


Changes from principal transactions:
 Purchase payments ...................    12,415,699      7,577,645     1,522,442       762,664     12,711,765      5,737,087
 Transfers between sub-accounts
  and the Company ....................     6,970,084      2,720,711       143,185      (292,980)     5,146,931      1,784,338
 Withdrawals .........................    (2,484,007)    (1,329,819)     (305,464)     (515,888)    (1,647,121)    (1,330,546)
 Annual contract fee .................       (31,168)       (19,351)       (2,952)       (2,721)       (22,473)       (14,571)
                                         -----------    -----------    ----------    ----------    -----------    -----------

Net increase (decrease) in net assets
  from principal transactions ........    16,870,608      8,949,186     1,357,211       (48,925)    16,189,102      6,176,308
                                         -----------    -----------    ----------    ----------    -----------    -----------

Total increase in net assets .........    25,191,702     17,055,987     1,438,296       705,506     24,126,084     11,394,439

Net assets at beginning of period ....    34,984,777     17,928,790     5,109,691     4,404,185     28,368,937     16,974,498
                                         -----------    -----------    ----------    ----------    -----------    -----------

Net assets at end of period ..........   $60,176,479    $34,984,777    $6,547,987    $5,109,691    $52,495,021    $28,368,937
                                         ===========    ===========    ==========    ==========    ===========    ===========



                             See accompanying notes

FNAL VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                                              Sub-Account
                                         --------------------------------------------------------------------------------------
                                              Blue Chip Growth               Money Market                 Global Equity
                                         --------------------------    --------------------------    --------------------------
                                           Year Ended December 31        Year Ended December 31       Year Ended December 31
                                         --------------------------    --------------------------    --------------------------
                                             1996           1995          1996           1995            1996          1995
                                         -----------    -----------    -----------    -----------    -----------    -----------
Income:
  Dividends ..........................   $    49,244    $    46,242    $   666,610    $   387,185    $   508,320    $ 1,198,967
Expenses:
  Mortality & expense risk and
    administrative charges ...........       256,791        168,576        190,702         98,890        452,278        352,382
                                         -----------    -----------    -----------    -----------    -----------    -----------

Net investment income (loss) .........      (207,547)      (122,334)       475,908        288,295         56,042        846,585
Net realized gain (loss) .............     1,130,363        193,338              0              0        328,529        308,274
Unrealized appreciation (depreciation)
    during the period ................     2,929,786      2,439,497              0              0      3,040,904        366,727
                                         -----------    -----------    -----------    -----------    -----------    -----------

Net increase in net assets
    from operations ..................     3,852,602      2,510,501        475,908        288,295      3,425,475      1,521,586
                                         -----------    -----------    -----------    -----------    -----------    -----------


Changes from principal transactions:
  Purchase payments ..................     3,792,020      2,709,401     17,222,435      8,603,980      4,732,647      3,342,385
  Transfers between sub-accounts
    and the Company ..................       837,918        551,425     (6,926,625)    (4,856,654)     1,228,061       (973,974)
  Withdrawals ........................      (785,268)      (494,371)    (1,374,481)    (1,283,008)    (1,254,487)    (1,233,219)
  Annual contract fee ................       (11,504)        (8,322)        (4,191)        (3,779)       (21,917)       (20,706)
                                         -----------    -----------    -----------    -----------    -----------    -----------

Net increase (decrease) in net assets
    from principal transactions ......     3,833,166      2,758,133      8,917,138      2,460,539      4,684,304      1,114,486
                                         -----------    -----------    -----------    -----------    -----------    -----------

Total increase in net assets .........     7,685,768      5,268,634      9,393,046      2,748,834      8,109,779      2,636,072

Net assets at beginning of period ....    14,540,255      9,271,621      9,079,860      6,331,026     27,636,468     25,000,395
                                         -----------    -----------    -----------    -----------    -----------    -----------

Net assets at end of period ..........   $22,226,023    $14,540,255    $18,472,906    $ 9,079,860    $35,746,247    $27,636,467
                                         ===========    ===========    ===========    ===========    ===========    ===========


                             See accompanying notes.

FNAL VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                                              Sub-Account
                                         ----------------------------------------------------------------------------------
                                                  Global                         U.S.                     Conservative
                                             Government Bond            Government Securities           Asset Allocation
                                         ------------------------    --------------------------    ------------------------
                                          Year Ended December 31       Year Ended December 31       Year Ended December 31
                                         ------------------------    --------------------------    ------------------------
                                             1996          1995          1996           1995            1996         1995
                                         -----------   ----------    -----------    -----------    ----------    ----------
Income:
  Dividends ..........................   $  691,071    $  346,915    $   695,497    $   610,608    $  303,060    $  164,851
Expenses:
  Mortality & expense risk and
    administrative charges ...........      117,412        95,533        180,392        144,558        74,150        50,603
                                         ----------    ----------    -----------    -----------    ----------    ----------

Net investment income (loss) .........      573,659       251,382        515,105        466,050       228,910       114,248
Net realized gain (loss) .............       49,478       (44,507)       (90,826)       (53,021)       (5,915)      (27,098)
Unrealized appreciation (depreciation)
    during the period ................      302,087     1,122,323       (161,555)       900,528        52,849       455,530
                                         ----------    ----------    -----------    -----------    ----------    ----------

Net increase in net assets
    from operations ..................      925,224     1,329,198        262,724      1,313,557       275,844       542,680
                                         ----------    ----------    -----------    -----------    ----------    ----------


Changes from principal transactions:
  Purchase payments ..................    1,280,963       466,946      3,026,542      3,265,176     1,430,444       852,626
  Transfers between sub-accounts
    and the Company ..................     (173,816)     (587,274)      (487,892)    (1,111,092)      479,988      (113,763)
  Withdrawals ........................     (299,284)     (564,978)      (760,893)    (1,461,968)     (157,409)     (175,896)
  Annual contract fee ................       (4,601)       (4,646)        (6,466)        (5,560)       (3,929)       (3,091)
                                         ----------    ----------    -----------    -----------    ----------    ----------

Net increase (decrease) in net assets
    from principal transactions ......      803,262      (689,952)     1,771,291        686,556     1,749,094       559,876
                                         ----------    ----------    -----------    -----------    ----------    ----------

Total increase in net assets .........    1,728,486       639,246      2,034,014      2,000,113     2,024,938     1,102,556

Net assets at beginning of period ....    7,425,966     6,786,720     11,207,898      9,207,785     4,394,921     3,292,365
                                         ----------    ----------    -----------    -----------    ----------    ----------

Net assets at end of period ..........   $9,154,452    $7,425,966    $13,241,913    $11,207,898    $6,419,859    $4,394,921
                                         ==========    ==========    ===========    ===========    ==========    ==========


                             See accompanying notes.

FNAL VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                                              Sub-Account
                                         -------------------------------------------------------------------------------------

                                                 Moderate                      Aggressive                     Equity-
                                              Asset Allocation             Asset Allocation                   Income
                                         --------------------------    -------------------------    --------------------------
                                           Year Ended December 31        Year Ended December 31       Year Ended December 31
                                         --------------------------    -------------------------    --------------------------
                                             1996          1995            1996          1995            1996          1995
                                         -----------    -----------    -----------    ----------    -----------    -----------
Income:
  Dividends ..........................   $ 1,444,910    $   633,934    $   591,316    $  327,033    $ 2,760,886    $   391,036
Expenses:
  Mortality & expense risk and
    administrative charges ...........       260,204        194,902        123,166        81,752        626,800        424,953
                                         -----------    -----------    -----------    ----------    -----------    -----------

Net investment income (loss) .........     1,184,706        439,032        468,150       245,281      2,134,086        (33,917)
Net realized gain (loss) .............        45,838         18,054        102,080        12,887      1,002,895        270,632
Unrealized appreciation (depreciation)
    during the period ................       302,322      1,958,863        399,926       859,164      4,397,254      5,443,860
                                         -----------    -----------    -----------    ----------    -----------    -----------

Net increase in net assets
    from operations ..................     1,532,866      2,415,949        970,156     1,117,332      7,534,235      5,680,575
                                         -----------    -----------    -----------    ----------    -----------    -----------


Changes from principal transactions:
  Purchase payments ..................     4,663,584      2,265,994      2,011,845     1,235,589      9,586,456      7,132,960
  Transfers between sub-accounts
    and the Company ..................       348,765       (175,790)       426,113       152,297      1,711,762      1,508,346
  Withdrawals ........................      (790,985)    (1,021,778)      (327,864)     (446,461)    (1,552,108)    (1,559,771)
  Annual contract fee ................       (11,874)        (9,835)        (6,447)       (4,748)       (27,883)       (20,487)
                                         -----------    -----------    -----------    ----------    -----------    -----------

Net increase (decrease) in net assets
    from principal transactions ......     4,209,490      1,058,591      2,103,647       936,677      9,718,227      7,061,048
                                         -----------    -----------    -----------    ----------    -----------    -----------

Total increase in net assets .........     5,742,356      3,474,540      3,073,803     2,054,009     17,252,462     12,741,623

Net assets at beginning of period ....    15,798,022     12,323,482      6,951,722     4,897,713     36,590,339     23,848,716
                                         -----------    -----------    -----------    ----------    -----------    -----------

Net assets at end of period ..........   $21,540,378    $15,798,022    $10,025,525    $6,951,722    $53,842,801    $36,590,339
                                         ===========    ===========    ===========    ==========    ===========    ===========

                             See accompanying notes

FNAL VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                                              Sub-Account
                                         -------------------------------------------------------------------------------------
                                                  Strategic                      International
                                                     Bond                      Growth and Income               Growth (1)
                                         ----------------------------    ---------------------------    ----------------------
                                            Year Ended December 31         Year Ended December 31       Year Ended December 31
                                         ----------------------------    ---------------------------    ----------------------
                                             1996             1995            1996           1995           1996         1995
                                         ------------    ------------    ------------    -----------    -----------      ----
Income:
  Dividends ..........................   $    895,859    $    334,831    $     11,510    $    94,190    $    12,025       $0
Expenses:
  Mortality & expense risk and
    administrative charges ...........        211,859         115,643         121,381         26,781          5,889        0
                                         ------------    ------------    ------------    -----------    -----------       --

Net investment income (loss) .........        684,000         219,188        (109,871)        67,409          6,136        0
Net realized gain (loss) .............         92,972          (4,259)        115,386          8,241         11,692        0
Unrealized appreciation (depreciation)
    during the period ................      1,076,844       1,130,052       1,003,453        109,466         24,863        0
                                         ------------    ------------    ------------    -----------    -----------       --

Net increase in net assets
    from operations ..................      1,853,816       1,344,981       1,008,968        185,116         42,691        0
                                         ------------    ------------    ------------    -----------    -----------       --


Changes from principal transactions:
  Purchase payments ..................      8,169,822       2,350,168       5,129,470      3,147,804      1,266,705        0
  Transfers between sub-accounts
    and the Company ..................      2,164,565        (247,803)      2,564,247      1,230,469        621,477        0
  Withdrawals ........................       (434,689)       (496,216)       (460,411)      (137,089)        (4,637)       0
  Annual contract fee ................         (6,859)         (4,727)         (5,629)          (340)          (116)       0
                                         ------------    ------------    ------------    -----------    -----------       --

Net increase (decrease) in net assets
    from principal transactions ......      9,892,839       1,601,422       7,227,677      4,240,844      1,883,429        0
                                         ------------    ------------    ------------    -----------    -----------       --

Total increase in net assets .........     11,746,655       2,946,403       8,236,645      4,425,960      1,926,120        0

Net assets at beginning of period ....     10,292,840       7,346,437       4,425,960              0              0        0
                                         ------------    ------------    ------------    -----------    -----------       --

Net assets at end of period ..........   $ 22,039,495    $ 10,292,840    $ 12,662,605    $ 4,425,960    $ 1,926,120       $0
                                         ============    ============    ============    ===========    ===========       ==


     (1)  From commencement of operations July 15, 1996

                             See accompanying notes.

FNAL VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                           Sub-Account
                                        --------------------------------------------------
                                               Small/Mid               International
                                                Cap (2)                Small Cap (2)             Total           Total
                                        ------------------------  ------------------------    ------------    ------------
                                        Period Ended December 31  Period Ended December 31    Period Ended    Period Ended
                                        ------------------------  ------------------------
                                                                                              December 31,    December 31,
                                             1996         1995         1996         1995          1996            1995
                                         ----------       ----      ----------      ----      ------------    ------------
Income:
  Dividends ..........................   $        0        $0       $   18,137       $0       $ 14,393,125    $  5,475,997
Expenses:
  Mortality & expense risk and
    administrative charges ...........       60,914         0           28,083        0          4,042,805       2,487,916
                                         ----------        --       ----------       --       ------------    ------------

Net investment income (loss) .........      (60,914)        0           (9,946)       0         10,350,320       2,988,081
Net realized gain (loss) .............      (39,038)        0           27,193        0          4,232,907       1,637,492
Unrealized appreciation (depreciation)
    during the period ................      381,526         0          187,123        0         24,402,387      27,703,561
                                         ----------        --       ----------       --       ------------    ------------

Net increase in net assets
    from operations ..................      281,574         0          204,370        0         38,985,614      32,329,134
                                         ----------        --       ----------       --       ------------    ------------


Changes from principal transactions:
  Purchase payments ..................    6,512,107         0        3,155,015        0         98,629,961      49,450,425
  Transfers between sub-accounts
    and the Company ..................    3,214,790         0        1,665,228        0         19,934,781        (411,745)
  Withdrawals ........................     (145,116)        0          (94,862)       0        (12,879,086)    (12,051,007)
  Annual contract fee ................         (908)        0             (484)       0           (169,401)       (122,884)
                                         ----------        --       ----------       --       ------------    ------------

Net increase (decrease) in net assets
    from principal transactions ......    9,580,873         0        4,724,897        0        105,516,255      36,864,789
                                         ----------        --       ----------       --       ------------    ------------

Total increase in net assets .........    9,862,447         0        4,929,267        0        144,501,868      69,193,923

Net assets at beginning of period ....            0         0                0        0        216,807,656     147,613,733
                                         ----------        --       ----------       --       ------------    ------------

Net assets at end of period ..........   $9,862,447        $0       $4,929,267       $0       $361,309,525    $216,807,656
                                         ==========        ==       ==========       ==       ============    ============

     (2)  From commencement of operations March 4, 1996

                             See accompanying notes.

                              FNAL VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

1. ORGANIZATION:

The FNAL Variable Account (the "Account") is a separate account established by First North American Life Assurance Company (the "Company"). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in NASL Series Trust (the "Trust") which currently consists of seventeen subaccounts. The Account is a funding vehicle for variable annuity contracts (the "Contracts") issued by the Company. The Company is a wholly-owned subsidiary of North American Security Life Insurance Company ("Security Life"). Security Life is a wholly-owned subsidiary of NAWL Holding Company, Inc. ("NAWL"). NAWL holds all the outstanding shares of Security Life and Wood Logan Associates, Inc. ("WLA"). Manufacturers Life Insurance Company ("MLI") owns all class A shares of NAWL, representing 85% of the voting shares of NAWL. Certain employees of WLA own all class B shares, which represent the remaining 15% voting interest in NAWL. Prior to January 1, 1996, Security Life was a wholly-owned subsidiary of North American Life Assurance Company (NAL), a Canadian mutual life insurance company. NAL merged with the Manufacturers Life Insurance Company of Canada effective January 1, 1996. The surviving company will conduct business under the name "Manufacturers Life Insurance Company."

On March 4, 1996, two new sub-accounts, Small/Mid Cap and International Small Cap, commenced operations. On July 15, 1996, the Growth sub-account commenced operations. Effective October 1, 1996, the name of Pasadena Growth was changed to Blue Chip Growth. Effective December 31, 1996, the name of Value Equity was changed to Equity-Income.

Effective after the close of business on December 31, 1996, the portfolios of the Manulife Series Funds, Inc. (a series trust of MLI) were merged with the NASL Series Trust. As a result of this merger, eight additional sub-accounts will be available as investment options to the contract owners of the Account beginning in 1997. Also, effective after the close of business on December 31, 1996, ten new sub-accounts were created which will be available as investment options for contract owners in 1997. The merger and the creation of the new funds had no effect on the statement of assets and contract owners' equity as of December 31, 1996 nor the statement of operations and changes in net assets for the year then ended.

2. SIGNIFICANT ACCOUNTING POLICIES:

Investments are made in the portfolios of the Trust and are valued at the reported net asset value of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and the Company's general account has not been registered as an investment company under the Investment Company act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                              FNAL VARIABLE ACCOUNT

                                DECEMBER 31, 1996

3. AFFILIATED COMPANY TRANSACTIONS:

Administrative services necessary for the operation of the Account are borne by the Company. The Company has an underwriting agreement with its wholly-owned subsidiary, NASL Financial Services, Inc. ("NASL Financial"). NASL Financial has a promotional agent agreement with Wood Logan Associates, Inc., an affiliate of the Company, to promote the sales of annuity contracts. Certain officers of the Account are officers and directors of the Company or the Trust.

4. CONTRACT CHARGES:

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges, equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

5. PURCHASES AND SALES OF INVESTMENTS:

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 1996.

                                                Purchases      Sales
                                                ---------      -----

Equity Portfolio                               $23,281,498    $2,894,910
Investment Quality Bond Portfolio                2,317,847       711,407
Growth and Income Portfolio                     19,113,118     2,277,329
Blue Chip Growth Portfolio                       7,486,785     3,861,166
Money Market Portfolio                          30,005,365    20,612,319
Global Equity Portfolio                          8,529,241     3,788,894
Global Government Bond Portfolio                 3,267,184     1,890,263
U.S. Government Securities Portfolio             5,747,196     3,460,800
Conservative Asset Allocation Portfolio          2,738,590       760,586
Moderate Asset Allocation Portfolio              6,817,123     1,422,927
Aggressive Asset Allocation Portfolio            4,002,708     1,430,911
Equity-Income Portfolio                         15,428,560     3,576,247
Strategic Bond Portfolio                        11,515,625       938,786
International Growth and Income Portfolio        8,233,752     1,115,946
Growth Portfolio                                 2,016,972       127,407
Small/MidCap Portfolio                          13,558,397     4,038,438
International Small Cap Portfolio                5,252,890       537,939
                                                 ---------       -------
Total                                         $169,312,851   $53,446,275
                                              ============   ===========

                              FNAL VARIABLE ACCOUNT

                                DECEMBER 31, 1996


6. UNIT VALUES: A summary of the accumulated unit values at December 31, 1995 and 1996 and the accumulation of units and dollar value outstanding at December 31, 1996 are as follows:



                                          1995                          1996
                                      -------------   ----------------------------------------------
                                          Unit            Unit
                                          Value           Value           Units          Dollars
                                      ------------   -------------   -----------     -------------

Equity sub-account                      $20.821819      $24.664354     2,439,816      $ 60,176,479

Investment Quality Bond                  16.751499       16.943257       386,466         6,547,987
  sub-account

Growth and Income sub-account            16.660889       20.178770     2,601,498        52,495,021

Blue-Chip Growth sub-account             11.026969       13.688523     1,623,698        22,226,023

Money Market sub-account                 14.190910       14.699636     1,256,691        18,472,906

Global Equity sub-account                16.495655       18.276450     1,955,864        35,746,247

Global Government Bond                   17.772344       19.803954       462,254         9,154,452
  sub-account

U.S. Government Securities               16.083213       16.393307       807,763        13,241,913
  sub-account

Conservative Asset Allocation            14.320582       15.113142       424,787         6,419,859
  sub-account

Moderate Asset Allocation                14.752561       15.995076     1,346,688        21,540,378
  sub-account

Aggressive Asset Allocation              14.990551       16.701647       600,272        10,025,525
  sub-account

Equity-Income sub-account                13.548849       16.011513     3,362,755        53,842,801

Strategic Bond sub-account               11.716972       13.250563     1,663,287        22,039,495

International Growth and Income          10.554228       11.718276     1,080,586        12,662,605
  sub-account

Growth sub-account                         -----         13.727312       140,313         1,926,120

Small/Mid Cap sub-account                  -----         13.215952       746,253         9,862,447

International Small Cap                    -----         13.493094       365,318         4,929,267
  sub-account
                                                                                      ------------
                                                                                      $361,309,525
                                                                                      ============

                              FNAL VARIABLE ACCOUNT

                                DECEMBER 31, 1996

7. DIVERSIFICATION REQUIREMENTS:

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C



                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
          ---------------------------------

         (a)      Financial Statements

                  (1) Financial Statements of the Registrant, FNAL Variable Account (Part B of the registration statement)

                  (2) Financial Statements of the Depositor, First North American Life Assurance Company (Part B of the registration statement)

         (b)      Exhibits

                  (1) Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account - Previously filed as Exhibit (b)(1) to FNAL Variable Account's initial registration statement on Form N-4 (File No 33-46217) dated March 6, 1992.

                  (2) Agreements for custody of securities and similar investments - Not Applicable.

                  (3)      (i)      Underwriting Agreement between First North
                                    American Life Assurance Company (Depositor) and NASL Financial Services, Inc.
                                    (Underwriter) - previously filed as exhibit
                                    (b)(3)(i) to Form N-4 filed on September 2,
                                    1992.


                           (ii) Broker-dealer agreement between First North American Life Assurance Company, NASL Financial Services, Inc. (Underwriter), Wood Logan Associates, Inc. (Promotional Agent) and broker dealers- - previously filed as exhibit (b)(3)(iii) to Form N-4 filed on September 2, 1992.

                           (iii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), First North American Life Assurance Company (Depositor), Wood Logan Associates, Inc. (Promotional Agent) and NAWL Holding Company, Inc.-- Filed herewith.

                  (4) Form of Specimen Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating - Previously filed as Exhibit (b)(4) to FNAL Variable Account's initial registration statement on Form N-4 (File No. 33-46217) dated March 6, 1992.

                  (4)      (i)      Specimen Death Benefit Endorsement -
                                    Previously filed as Exhibit (b)(4)(i) to FNAL Variable Account's registration statement on Form N-4 (File No. 33-46217) dated April 30, 1996.

                  (4)      (ii)     Specimen Death Benefit Endorsement - Filed
                                    Herewith


                  (5)      (i)      Form of Specimen Application for Flexible
                                    Purchase Payment Individual Deferred
                                    Combination Fixed and Variable Annuity
                                    Contract, Non-Participating Previously filed as Exhibit (b)(5) to FNAL Variable Account's initial registration statement on Form N-4
                                    (File No. 33-46217) dated March 6, 1992.

                           (ii) Specimen Application for flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-participating -- Previously filed as Exhibit (b)(5)(ii) to FNAL Variable Account registration statement on Form N-4 (File No. 33-46217 dated April 28, 1995.


                           (iii) Specimen Application for flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-participating -- Filed herewith.


                  (6)      (i)      Certificate of Incorporation of First North
                                    American Life Assurance Company Previously filed as Exhibit (b)(6)(i) to FNAL Variable
                                    Account's initial registration statement on
                                    Form N-4 (File No. 33-46217) dated March 6,
                                    1992.

                           (ii) By-laws of First North American Life Assurance Company - previously filed as exhibit (b)(6)(ii) to Form N-4 filed on September 2, 1992.

                  (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

                  (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                           (i) Service Agreement between First North American Life Assurance Company and Vantage Computer Systems, Inc. - previously filed as exhibit (b)(8)(i) to Form N-4 filed on September 2, 1992. Addendum

                                    1 and Addendum 3 -- Incorporated by
                                    reference to Exhibit (b)(8) to Form N-4, file number 33-46217, filed March 2, 1994.

                           (ii) Administrative Agreement between First North American Life Assurance Company and North American Security Life Insurance Company - previously filed as exhibit (b)(8)(ii) to Form N-4 filed on September 2, 1992.


                           (iii) Administrative Agreement between First North American Life Assurance Company and North American Life Assurance Company - previously filed as exhibit (b)(8)(iii) to Form N-4 filed on September 2, 1992.


                           (iv) Investment Services Agreement between First North American Life Assurance Company and Elliott and Page, Ltd - previously filed as exhibit (b)(8)(iv) to Form N-4 filed on September 2, 1992.

                           (v) License and Service Agreement between North American Security Life Insurance Company, First North American Life Assurance Company, and Mentap Systems, Inc. -- Previously filed as Exhibit (b)(8)(v) to FNAL Variable Account Registration Statement on Form N-4 filed on April 28, 1995.

                  (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - previously filed as exhibit (b)(9) to Form N-4 filed on September 2, 1992.


                  (10)     (i)      Written consent of Ernst & Young LLP,
                                    independent auditors -- Filed herewith.

                           (ii) Written consent of Coopers & Lybrand L.L.P, independent accountants -- Filed herewith.


                  (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

                  (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

                  (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 -- Incorporated by reference to Exhibit (b)(13) to Form N-4, file number 33-46217, filed March 2, 1994. An additional schedule for computation was previously filed as Exhibit (13) to FNAL Variable Account's registration statement on Form N-4 (File No. 33-46217) dated April 30, 1996.

                  (14) (i) Power of Attorney - First North American Life Assurance Company Directors - Filed herewith.

                  (21)     Financial Data Schedule - Filed herewith.

Item 25.          Directors and Officers of the Depositor.
                  ---------------------------------------

OFFICERS AND DIRECTORS OF FIRST NORTH AMERICAN LIFE ASSURANCE COMPANY

NAME AND PRINCIPAL BUSINESS                         POSITION WITH FIRST
ADDRESS                                             NORTH AMERICAN LIFE
                                                    ASSURANCE COMPANY


John Richardson                                     Director and Chairman
Manulife Financial
200 Bloor Street East
North Tower 11
Ontario, Canada M4W-1E5

Bruce R. Gordon                                     Director
200 Bloor Street East
North Tower 10
Toronto, Ontario
Canada M4W-1E5

Joseph Scott                                        President & Director
73 Tremon Street
Boston, MA 02108-3915

Richard C. Hirtle                                   Director;
73 Tremon Street                                    Vice President and
Boston, MA 02108-3915                               Treasurer


John G. Vrysen                                      Director;
73 Tremont Street                                   Vice President and
Boston, MA 02108                                    Qualified Actuary

Kenneth H. Conrad                                   Director
Somerset House
378 Commercial Street
Provincetown, MA 02657
Jamaica Plain, MA 02130


John D. DesPrez III                                 Director
73 Tremont Street

Boston, MA 02108


Peter S. Hutchison                                  Director
200 Bloor Street East
North Tower 7
Toronto, Ontario M4W-1E5

Robert C. Perez                                     Director
715 North Avenue
New Rochelle, NY 01801

James K. Robinson                                   Director
7 Summit Drive
Rochester, New York 14620-3127

H. Douglas Wood                                     Director
1445 East Putnam Avenue
Old Greenwich, CT 06870

Neil M. Merkl Esq.                                  Director
35-35 161st Street
Flushing, New York 11358

Bruce Avedon                                        Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Ruth Ann Fleming                                    Director
145 Western Drive
Short Hills, NJ 07078-1930


Tracy Anne Kane                                     Secretary; Counsel
73 Tremont Street
Boston, MA 02108


Stephanie Elliman                                   Vice President & Chief
International Corporate Center at Rye               Administrative Officer
555 Theodore Fremd Avenue
Rye, New York 10580

Item 26.  Persons Controlled by or Under Common Control with Depositor or
          ---------------------------------------------------------------
          Registrant.
          ----------

Diagram provided below.

THE MANUFACTURERS LIFE INSURANCE COMPANY
(Subsidiaries Organization Chart - including certain Significant Investments)

The Manufacturers Life Insurance Company (Canada)

1.  ManuLife Holdings (Hong Kong) Limited - H.K. (100%)

2.  ManuLife Financial Systems (Hong Kong) Limited - H.K. (100%)

3.  P.T. Asuransi Jiwa Dharmala Manulife - Indonesia (51%)


4.  WT (SW) Properties Ltd. - U.K. (100%)


5.  OUB Manulife Pte. Ltd. - Singapore (50%)

6.  Manulife (Malaysia) SDN. BHD. - Malaysia (100%)

7.  Manulife (Thailand) Ltd. - Thailand (100%)

8.  Young Poong Manulife Insurance Company - Korea (50%)

9.  Ennal, Inc. - Ohio (100%)


10. First North American Realty, Inc. - Minnesota (100%)

11. NAL Resources Limited - Alberta (100%)
    (a) Nottingham Gas Limited - Saskatchewan (31%)

12. Nottingham Gas Limited - Saskatchewan (31%)


13. 484551 Ontario Limited - Ontario (100%)
    (a) 911164 Ontario Limited - Ontario (100%)


14. Peel-de Maisonneuve Investments Ltd. - Canada (50%)
    (a) 2932121 Canada Inc. - Canada (100%)

15. Balmoral Developments Inc. - Canada (100%)

16. KY Holding Corporation - Canada (100%)

17. 165351 Canada Limited - Canada (100%)

18. 172846 Canada Limited - Canada (100%)

19. 576986 Ontario Inc. - Ontario (100%)

20. Cantay Holdings Inc. - Ontario (100%)

21. Manufacturers Life Capital Corporation Inc. - Canada (100%)

22. Elliott & Page Asset Management Ltd. - Canada (100%)

23. 495603 Ontario Limited - Ontario (100%)

24. 994744 Ontario Inc. - Ontario (100%)

25. The North American Group Inc. - Ontario (100%)

26.  Manulife Investment Management Corporation - Canada (100%)
     (a)  159139 Canada Inc. - Canada (50%)
          i.  Altamira Management Ltd. - Canada (60.96%)
              A.  ACI2 Limited - Cayman (100%)
                  a/  Regent Pacific Group Limited-Cayman (63.8%)
                      a.1 Manulife Regent Investment Corporation -
                          Barbados (100%) [50% by Regent Pacific Group Limited and 50% by Manulife Data Services Inc.]
                      b.1 Manulife Regent Investment Asia Limited -
                          Hong Kong (100%)
              B. Altamira Financial Services Inc. - Ontario (100%) a/ AIS Securities (Partnership) - Ontario (100%) [5% by
                          Altamira Financial Services, Inc. and 95% by
                          Altamira Investment Services Inc.]
                  b/  Altamira Investment Services Inc. - Ontario (100%)
                      (a) AIS Securities (Partnership) - Ontario (100%)[95% by
                          by Altamira Investment Services Inc. and 5% by Altamira Financial Services Inc.]
                      (b) Altamira (Alberta) Ltd. - Alberta (100%)
                      (c) Capital Growth Financial Services Inc. -
                          Ontario (100%)

27. Manulife International Investment Management Limited - U.K. (100%)
    (a) Manulife International Fund Management Limited - U.K. (100%)

28. Manulife (International) Limited - Bermuda (100%)
    (a)  The Manufacturers (Pacific Asia) Insurance Company Limited
         - Hong Kong (100%)
    (b)  Newtime Consultants Limited - Hong Kong (100%)

29. Manulife Data Services Inc.- Barbados (100%)
    (a) Manulife Regent Investment Corporation - Barbados - (100%) [50% by Manulife Data Services Inc. and 50% by Regent
         Pacific Group Limited]
    (b)  Manulife Regent Investment Asia Limited - Hong Kong (100%)

30. FNA Financial Inc. - Canada (100%)
    (a) NAL Trustco Inc. - Ontario (100%)
    (b) First North America Insurance Company - Canada (100%)
    (c) Elliott & Page Limited - Ontario (100%)
    (d) Seamark Asset Management Ltd. - Canada (69.175%)
    (e) NAL Resources Management Limited - Canada (100%)
        (i) NAL Energy Inc. - Alberta (100%)

31. ManuCab Ltd. - Canada (100%)
    (a) Plazcab Service Limited - Canada (100%)

32. Townvest Inc. - Ontario (100%)

33. Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
    (a) The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)
    (b) Manulife Holding Corporation - Delaware (100%)
        i.   Manufacturers Life Mortgage Securities
             Corporation - Delaware (100%)
        ii.  Manulife Property Management of Washington, D.C., Inc.
             - Washington D.C. (100%)
        iii. Capital Design Corporation - California - (100%)
        iv.  ManEquity, Inc. - Colorado (100%)
        v.   Manulife Service Corporation - Colorado (100%)
        vi.  Succession Planning International Inc. - Wisconsin (100%)
    (c) The Manufacturers Life Insurance Company of America - Michigan (100%)
        i.   Manulife Series Fund, Inc. - Maryland (100%)
        ii.  Manufacturers Adviser Corporation - Colorado (100%)
    (d) Manulife Reinsurance Limited - Bermuda (100%)

34. The Manufacturers Investment Corporation - Michigan (100%)

35. Capitol Bankers Life Insurance Company - Minnesota (100%)

36. NAWL (North American Wood Logan Holding Company) - Delaware (85%)
    (a) Wood Logan Associates Inc. - Connecticut (100%)
        (i)  Wood Logan Distributors - Connecticut (100%)
    (b) North American Security Life Insurance Company - Delaware (100%)
        (i)  NASL Financial Services, Inc. - Massachusetts (100%)
        (ii) First North American Life Assurance Company - New York (100%)

37. Manulife (International) Reinsurance Limited - Bermuda (100%)
    (a) Manulife (International) P&C Limited - Bermuda (100%)
    (b) Manufacturers P&C Limited - Barbados (100%)

38. Manulife Financial Holdings Limited - Ontario (100%)
    (a) 742166 Ontario Inc. - Ontario (100%)
    (b) Family Realty Firstcorp Limited - Ontario (100%)
    (c) Thos. N. Shea Investment Corporation Limited - Ontario (100%)
    (d) Manulife Bank of Canada - Canada (100%)
        i.  Manulife Securities International Ltd. - Canada (100%)

Item 27.  Number of Contract Owners.
          -------------------------


As of December 31, 1996, there were 3767 qualified and 5629 non-qualified contracts of the series offered hereby outstanding.


Item 28.  Indemnification.
          ---------------

Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "First North American") NASL Financial and Wood/Logan (referred to therein as "Promotional Agent") provides as follows:

a. NASL Financial and First North American agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or First North American pursuant to Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and First North American, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to Section VI, paragraph B of this Agreement or, (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters.
          ----------------------

a.       NASL Variable Account and North American Funds

b.       Name and Principal                Positions and Offices
         Business Address                  with Underwriter
         ------------------                ---------------------

         Richard C. Hirtle ***             President & Director


         Brian L. Moore*                   Chairman & Director


         John D. DesPrez III***            Director

         John G. Vrysen***                 Vice President & Treasurer

         James D. Gallagher***             Vice President & General Counsel

         Brian H. Buckley***               Clerk

         Lori Ann Herbsmann**              Assistant Clerk - New York Operations

         E. Paige Sabine***                Assistant Clerk

         Kimberly S. Ciccarelli***         Assistant Clerk


         *        200 Bloor Street East
                  North Tower, 11th Floor
                  Toronto, Ontario

                  Canada  M4W-1E5



         **       International Corporate Center at Rye
                  555 Theodore Fremd Avenue, Suite C-209
                  Rye, NY 10580

         ***      73 Tremont Street
                  Boston, MA 02108


c.       None.

Item 30.  Location of Accounts and Records.
          --------------------------------

All books and records are maintained at International Corporate Center at Rye, 555 Theodore Fremd Avenue, Rye, New York 10580.

Item 31.  Management Services.
          -------------------

First North American Life Assurance Company (the "Company") has entered into an Administrative Services Agreement with North American Life Assurance Company ("North American"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, North American shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

The Company has entered into an Administrative Services Agreement with North American Security Life Insurance Company ("Security Life"). This Agreement provides that subject to the direction and control of the Board of Directors of the Company, Security Life shall provide to the Company services related to underwriting, claims, functional support (actuarial, computer systems, legal, purchasing) and accounting.

The Company has entered into an Investment Services Agreement with Elliott and Page, Ltd. ("Elliott and Page"). This Agreement provides that subject to the direction and control of the Board of Directors of the Company, Elliott and Page will act as investment advisor for the General Account of the Company. Elliott and Page's performance of asset management services is subject to the terms, conditions and limitations set forth in the Agreement.

Item 32. Undertakings.
         ------------


Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

First North American Life Assurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FNAL Variable Account, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 27th day of February, 1997.



                                                FNAL VARIABLE ACCOUNT
                                                ---------------------
                                                    (Registrant)


                                            By: FIRST NORTH AMERICAN LIFE
                                                --------------------------
                                                ASSURANCE COMPANY
                                                -----------------
                                                    (Depositor)



                                            By: Joseph Scott
                                                --------------------------
                                                Joseph Scott
                                                President


Attest:

Tracy Anne Kane
--------------------------
Tracy Anne Kane, Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated.


SIGNATURE                         TITLE                         DATE



*                                 Director                    February 27, 1997
---------------------------       (Chairman)                  -----------------
John Richardson




Joseph Scott                      Director; President
---------------------------       (Chief Executive Officer)   February 27, 1997
Joseph Scott                                                  -----------------



John D. DesPrez III               Director                    February 27, 1997
---------------------------                                   -----------------
John D. DesPrez III



*                                 Director                    February 27, 1997
---------------------------                                   -----------------
Kenneth H. Conrad



Richard C. Hirtle                 Director; Vice President    February 27, 1997
---------------------------       and Treasurer               -----------------
Richard C. Hirtle                 (Principal Financial
                                  and Accounting Officer)



*                                 Director; Vice President    February 27, 1997
---------------------------       and Actuary                 -----------------
John G. Vrysen



*                                 Director                    February 27, 1997
---------------------------                                   -----------------
Peter S. Hutchison

*                                 Director                    February 27, 1997
---------------------------                                   -----------------
Robert C. Perez



*                                 Director                    February 27, 1997
---------------------------                                   -----------------
H. Bruce Gordon



*                                 Director                    February 27, 1997
---------------------------                                   -----------------
James K. Robinson



*                                 Director                    February 27, 1997
---------------------------                                   -----------------
H. Douglas Wood



*                                 Director                    February 27, 1997
---------------------------                                   -----------------
Neil M. Merkl



*                                 Director                    February 27, 1997
---------------------------                                   -----------------
Bruce Avedon



*                                 Director                    February 27, 1997
---------------------------                                   -----------------
Ruth Ann Fleming



         *By: Richard C. Hirtle
              ------------------                              February 27, 1997
            Richard C. Hirtle                                 -----------------
              Attorney-in-Fact                                      Date
              Pursuant to Powers
              of Attorney

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.                       Description
-----------                       -----------


(b)(3)(iii)                       Promotional Agent Agreement

(b)(4)(ii)                        Specimen Death Benefit Endorsement

(b)(5)(iii)                       Specimen Application



(b)(10)(i)                        Consent of Ernst & Young, LLP

(b)(10)(ii)                       Consent of Coopers & Lybrand, LLP

(b)(14)(i)                        Power of Attorney


(b)(27)                           Financial Data Schedule




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